                                        Registration No.333-135524
                                        File No. 811-21915

                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, DC 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

      Pre-Effective Amendment No. __                                [X]

      Post-Effective Amendment No. _2_                              [   ]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                         [X]

      Amendment No. 4                                               [X]

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               OPPENHEIMER BARING SMA INTERNATIONAL FUND
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           (Exact Name of Registrant as Specified in Charter)

         6803 South Tucson Way, Centennial, Colorado 80112-3924
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          (Address of Principal Executive Offices) (Zip Code)

                             (303) 768-3200
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          (Registrant's Telephone Number, including Area Code)

                          Robert G. Zack, Esq.
                         OppenheimerFunds, Inc.
             Two World Financial Center, 225 Liberty Street
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                     New York, New York 10281-1008
                (Name and Address of Agent for Service)

It  is  proposed   that  this  filing  will  become   effective   (check
appropriate box):
     [ X  ]            immediately upon filing pursuant to paragraph (b)
     [  ]  on ____________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [   ] This post-effective amendment designates a new effective date for a previously post-effective amendment.

Oppenheimer Baring SMA International Fund

Prospectus dated August  31, 2009

                                         Oppenheimer Baring SMA International
                                         Fund ("Fund") is a mutual fund that
                                         seeks long-term capital appreciation.
                                         It emphasizes investments in the
                                         common stock of foreign companies.
                                             Shares of the Fund may be
                                         purchased only by or on behalf of
                                         separately managed account clients
                                         ("wrap-fee" accounts) who have
                                         retained OFI Private Investments Inc.
                                         or certain of its affiliates
                                         (individually or collectively referred
                                         to as "OFI PI"), to manage their
                                         accounts pursuant to an investment
                                         management agreement with OFI PI
                                         and/or a managed account program
                                         sponsor as part of a "wrap-fee"
                                         program.
                                              This prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund. Please
As with all mutual funds, the            read this prospectus carefully before
Securities and Exchange Commission has   you invest and keep it for future
not approved or disapproved the Fund's   reference about your account.
securities nor has it determined that
this prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

CONTENTS

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

Principal Risks of Investing in the Fund

The Fund's Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed

INVESTING IN THE FUND

How to Buy and Sell Shares

Dividends, Capital Gains and Taxes

Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund will invest at least 80% of its net assets in an internationally diverse portfolio of common stocks of companies that are organized, headquartered or domiciled outside the United States or whose principal listing is on a securities exchange in a country outside the United States or that derive a majority of their revenues or profits from goods or services in or from countries outside the United States.

      The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the
Fund may invest a substantial portion of its assets in stocks issued by small-cap to mid-cap companies whose prices may be more volatile than stocks issued by larger companies. The portfolio managers consider companies that, at the time of purchase, have market capitalizations below U.S. $1 billion to be "small-cap" and companies that, at the time of purchase, have market capitalizations in the range between U.S. $1 billion and U.S. $10 billion to be "mid-cap" companies. The portfolio managers consider "large-cap" companies to be those that at the time of purchase have capitalizations above U.S. $10 billion.

      The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or
Latin America. It can invest 100% of its assets in foreign securities.

      The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHICH SECURITIES TO BUY OR SELL? The
Fund's Investment Manager, OppenheimerFunds, Inc. (the "Manager"), has
retained Baring International Investment Limited (the "Sub-Adviser") to
provide the day-to-day portfolio management of the Fund's assets. The Fund's portfolio managers are employed by the Sub-Adviser.

      In deciding which securities to buy or sell, the portfolio managers combine "top down" research with fundamental "bottom-up," individual stock analysis. The portfolio managers seek to identify economic themes impacting companies located outside the United States, like, for example, rising business expenditures or private spending, that are subject to change over time. In assessing individual companies, the portfolio managers follow a
"growth at a reasonable price" investment style meaning that they seek to identify well-managed companies with strong growth potential and attractive share prices. The portfolio managers of the Fund use internal financial, economic and credit analysis resources as well as information obtained from external sources to perform this bottom-up research.

      Sell decisions are generally based on either one or a mix of the following conditions: the stock price meets long-term price targets; the stock does not meet the portfolio managers' fundamental expectations; or the stock is no longer consistent with the portfolio managers' view of the economic or investment cycle.

FOR WHOM IS THE FUND DESIGNED? The Fund is designed primarily for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for a non-diversified fund focusing on international stock investments, and the special risks of investing in both emerging and developed foreign countries. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the Fund may be appropriate as part of an investor's overall retirement planning for investors with a high risk tolerance. However, the Fund is not a complete investment program.

      Shares of the Fund are designed for, and may be purchased only by or on behalf of, separately managed account ("SMA") clients who have retained OFI
PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee"
program. Investors cannot purchase shares directly from the Fund.

Principal Risks of Investing in the Fund

All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value as a result of market conditions, economic and political events, and a number of other factors, described below. There is also the risk that poor security selection by the Fund's portfolio managers could cause the Fund to underperform other funds having similar objectives. Changes in the market prices of securities can occur at any time. The share prices of the Fund will usually change daily based on changes in the market prices of the securities it holds.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in the common stock of foreign companies, the value of the Fund's portfolio will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of particular foreign markets. That volatility is likely to be even greater for stocks issued by small-cap and mid-cap companies, in which the Fund may invest a substantial portion of its assets. Market risk may affect the values of the Fund's portfolio securities and, as a result, the Fund's net asset values per share will fluctuate.

      The prices of individual stocks normally do not all move uniformly in the same direction or at the same time. Different foreign stock markets may behave differently from each other and from markets in the United States.
Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events related to that industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Special Risks of Small- and Mid-Cap Companies. These companies may include both established and newer companies. While newer companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger, more established issuers.

Stocks of small- and mid-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling the securities at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in the stock of a small- or mid-cap company, if it realizes any gain at all.

Because small-cap equity securities may be traded infrequently, to the extent that the Fund invests a significant amount of its assets in those securities, investors may seek to trade fund shares based on their knowledge or understanding of the value of those types of securities (this is sometimes referred to as "price arbitrage"). Such price arbitrage, if successful, might interfere with the efficient management of the Fund's portfolio to a greater degree than would be the case for funds that invest in larger companies with more liquid securities. The Fund may have difficulty selling small-cap securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity. Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.

RISKS OF FOREIGN INVESTING. While foreign securities may offer special investment opportunities, they are also subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by changes in value of a foreign currency against the U.S. dollar, exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy (in the
U.S. or abroad), or other political and economic factors.

Currency Risk. The Fund can invest in securities denominated in foreign currencies and in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in, or derivatives linked to, that foreign currency. Currency exchange rate changes can also affect the U.S. dollar value of any income the Fund may receive from foreign securities. The Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of United States issuers or securities that trade exclusively in United States currency.

Special Risks of Developing and Emerging Markets. Securities in emerging and developing markets present risks not found in more mature markets. Emerging markets might have less developed trading markets, exchanges and legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. Securities of companies in emerging market countries may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Investments in emerging market countries may be speculative.

Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE"), when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of
"fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the
Board believe to be their fair value may help deter those activities.

RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified" under the
Investment Company Act of 1940, as amended (the "Investment Company Act").
Accordingly, the Fund is able to invest a greater portion of its assets in the equity securities of a single issuer, including the government of any single country or a corporate issuer, than a "diversified" fund. To the extent the Fund invests a relatively high percentage of its assets in the equity securities of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those issuers experience adverse events or market conditions.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.
The Fund is non-diversified and may focus its investments in the equity securities of a limited number of foreign issuers, including foreign governments and corporations and will be vulnerable to the effects of economic and political changes that affect those foreign countries. The values of foreign equity securities, particularly those of issuers in emerging markets, can be volatile, and the prices of the Fund's shares can go up and down substantially.

There is no assurance that the Fund will achieve its investment objective.
The Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than funds that do not invest in foreign securities (especially emerging market securities) or than funds that focus on debt securities or on both stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund by showing changes in the Fund's performance. The bar chart shows the yearly performance of the Fund's Class W shares for each full calendar year since its inception.

Annual Total Returns (Class W) (as of December 31st each year)

[BAR CHART GRAPHIC]

2008
-48.36%

  Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown. During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 1.27% (2nd Qtr
  08) and the lowest return before taxes for a calendar quarter was -22.53%
  (3rd Qtr 08). For the period from January 1, 2009 through June 30, 2009 the cumulative return before taxes was 13.19%.

The following table shows the average annual total returns of the Fund's shares before taxes compared to a broad-based market index. After-tax returns are also shown for Class W shares. They are calculated using the highest individual federal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes. The after-tax returns are based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. After-tax returns will vary for the other share classes and are not relevant to investors who hold their shares through tax-deferred or tax-exempt arrangements (for example individual retirement accounts, 401(k)
plans, 529 plans or tax-exempt institutional investors). The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------

Average Annual Total Returns                         5 Years
for    the    periods    ended                 (or life of class,
December 31, 2008                  1 Year           if less)

-------------------------------------------------------------------
-------------------------------------------------------------------

 Class W Shares (inception
                                   -48.36%           -31.77%
 7/2/07)                           -48.68%           -33.02%
  Return Before Taxes
  Return After Taxes on            -31.02%           -26.91%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

-------------------------------------------------------------------

MSCI EAFE Index (reflects no       -43.06%          -31.08%*
deduction for fees, expenses
or taxes)

-------------------------------------------------------------------

 *      From 6/30/2007.

The average annual total returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance is compared to the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far
East(R)Index (EAFE ) Index, a widely recognized unmanaged index of international stock performance. The index performance includes income reinvestment but does not reflect any transaction costs, fees, expenses or taxes. The calculation of the Fund's performance reflects the following sales charges: for Class W, the current maximum initial sales charge of 5.75%.

Fees and Expenses of the Fund

The table below shows the net expenses of the Fund as 0.04%, reflecting the fact that the Manager is absorbing almost all expenses of operating the Fund, and is waiving or reimbursing any fees to the Fund except extraordinary expenses, transfer agent fees and fees paid to the Trustees who are not
"interested persons" of the Fund under the Investment Company Act (the
"Independent Trustees"). The Fund is an investment option for certain separately managed account strategies offered through certain "wrap-fee"
programs sponsored by investment advisers and broker-dealers that are not affiliated with the Fund, the Manager, the Sub-Adviser or OFI PI for which
OFI PI receives compensation pursuant to an investment management agreement.
Investors in the "wrap-fee" programs pay a "wrap-fee" to the sponsor of the program. Those fees and expenses are not reflected in this prospectus. The
"wrap-fee" brochure provided to you by the program sponsor or your adviser includes information about the fees charged to you by the program sponsor.
You should read it carefully. The numbers below are based on the Fund's expenses during its fiscal year ended May 31, 2009.

---------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge                              None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Redemption Fee                                                        None
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                                                      0.56%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                              None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses(1)                                                    1.34%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                 1.90%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Less Fee Waiver/Expense Reimbursement(2)                           1.86%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Net Annual Fund Operating Expenses                                   0.04%

--------------------------------------------------------------------------------

   "Other Expenses" include transfer agent fees, custodial fees, and audit and legal expenses..

2.    The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, certain transfer agent fees and fees paid to the Independent
     Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the
     Manager, investors will pay a "wrap fee" to their program's sponsor.

Examples. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The example applies whether or not you redeem your shares and assumes that your investment has a 5% return each year and that the operating expenses are those shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example:

  ---------------------------------------------------
     1 year      3 years      5 years     10 years
  ---------------------------------------------------
  ---------------------------------------------------

       $4          $13          $23         $51

  ---------------------------------------------------

      In evaluating the Fund's expenses, it is important to remember that mutual funds offer you the opportunity to combine your resources with those of many other investors to obtain professional portfolio management, exposure to a larger number of markets or issuers, reliable custody for investment assets, liquidity, and convenient recordkeeping and reporting services. Funds also offer other types of investment benefits to individuals without incurring the expense and inconvenience of buying and selling individual securities on your own. Because a fund is a pooled investment, however, shareholders may bear certain fund operating costs as a result of the activities of other fund investors. Because some investors may use fund services more than others, or may have smaller accounts or more frequent account activity, those activities may increase the Fund's overall expenses, which are indirectly borne by all of the Fund's shareholders

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Sub-Adviser's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks. The Sub-Adviser seeks to reduce risks by carefully researching securities before they are purchased. However, changes in the overall market prices of securities can occur at any time.

      The Fund is non-diversified and may focus its investments in the equity securities of a limited number of issuers. The Fund will not invest more than
25% or more of its total assets in any one industry or group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by other investment companies.

Foreign Securities. The foreign securities the Fund may buy include stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside the United States. The Fund considers securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets, and securities of foreign issuers that are represented in the United States securities markets by American Depository Receipts ("ADRs") or similar depository arrangements, to be "foreign securities" for purposes of its investment allocations. The Fund may also buy debt securities, primarily be convertible securities, issued by foreign companies. It may buy debt securities issued by foreign governments or their agencies, but debt securities are not expected to be a main investment strategy of the Fund.

      While foreign securities may offer special investment opportunities, they are also subject to special risks.

o     Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the
      Fund's expense ratio.
o     Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
o     Foreign Governmental and Regulatory Risks. Foreign companies are not subject to the same accounting and disclosure requirements as U.S.
      companies. As a result there may be less accurate information available regarding a foreign company's operations and financial condition.
      Foreign companies may, however, be subject to capital controls, nationalization, or confiscatory taxes. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund's investment. The value of the
      Fund's foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
o     Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S.
      dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S.
      dollars. The dollar value of foreign investments may also be affected by exchange controls.
o     Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

o     Time-Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the NYSE that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Manager and the Board believe to be their fair value, may also help deter those activities.

OTHER INVESTMENT STRATEGIES AND RISKS. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund may not always use all of these techniques and strategies. Each of these investments or strategies has its own risks, although some are designed to help reduce overall investment or market risks. There can be no assurance that the Sub-Adviser will be successful in using these techniques and strategies.

Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies. For example, the Fund may invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio, at times when the Fund may not be able to buy those portfolio securities directly. As a shareholder of an investment company, the Fund would be subject to its share of that investment company's expenses, including its advisory expenses and any applicable sales charges.

Derivative Investments. Although it does not currently anticipate using them to a significant degree, the Fund can use "derivative" investments up to 25%
of its net assets to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate, currency or index. In the broadest sense, exchange-traded options, futures contracts, forward contracts and other hedging instruments the Fund might use can be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use derivative investments because they offer the potential for increased value, although it does not currently anticipate doing so to a significant degree.

o     There are Special Risks in Using Derivative Investments. Using
      derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices. The value of derivatives may be adversely affected if the markets underlying securities and indices may move in a direction not anticipated by the Sub-Adviser.
      Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. If the issuer of a derivative does not pay the amount due, the Fund can lose money on the investment.
      Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the
      Sub-Adviser expected it to perform. If that happens, the Fund could realize less principal or income from the investment than expected, or could incur a loss, and the Fund's share prices could decline. Certain derivative investments held by the Fund may be illiquid.

Hedging. To try to reduce the risks of certain investments, the Fund can buy and sell futures contracts on broadly-based securities indices and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indices. These are referred to as "hedging instruments". The Fund has limits on its use of hedging instruments and is not required to use them in seeking its investment objective. The Fund does not use hedging instruments for speculative purposes. The Fund might use forward contracts to hedge foreign currency risks when buying and selling securities. It does not currently anticipate using other types of hedging extensively.

There are special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize the increase in the value of the security above the call price.

If the portfolio managers use a hedging instrument at the wrong time or judge market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return or cause a loss. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Convertible Securities. While the Fund emphasizes investments in common stocks, it can also buy securities convertible into common stock. Many convertible securities are a form of debt security, but the portfolio managers regard some of them as "equity substitutes" because of their feature allowing them to be converted into common stock. Convertible debt securities are subject to credit risk, which is that risk that the issuer of a security may be unable to make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if there is a downgrade in an issuer's credit rating the value of the issuer's securities can be reduced. Convertible debt securities are also subject to interest rate risk, which is the risk that when prevailing interest rates rise, the values of already-issued debt securities generally fall. The Fund can buy below-investment-grade convertible debt securities that may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade securities. The Fund does not expect that its holdings of convertible securities (or other debt securities)
will represent more than 5% of its total assets.

Investing in Special Situations. At times, the Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio managers perceive to be "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

Investing in Small, Unseasoned Companies. The Fund can invest in small, unseasoned companies. These are companies that have been in continuous operation for less than three years, including the operations of any predecessors. These securities may have limited liquidity (which means the
Fund may have difficulty selling them at an acceptable price when it wants
to) and their prices may be very volatile, especially in the short term.
Securities of smaller, newer companies are also subject to greater risks of default than those of larger, more established issuers.

Investing in Domestic Securities. The Fund does not expect to invest more than 20% of its net assets in securities of U.S. issuers under normal market conditions. However, it can hold common and preferred stocks of U.S.
companies as well as their debt securities, and can also invest in U.S.
corporate and government debt securities for defensive and liquidity purposes.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Sub-Adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Loans of Portfolio  Securities.  The Fund may loan its portfolio securities to brokers,  dealers and  financial  institutions  to seek  income.  The Fund has entered  into a securities  lending  agreement  with  Goldman  Sachs Bank USA, doing  business as Goldman  Sachs Agency  Lending  ("Goldman  Sachs") for that purpose. Under the agreement,  Goldman Sachs will generally bear the risk that a borrower may default on its  obligation  to return  loaned  securities.  The
Fund,  however,  will  be  responsible  for  the  risks  associated  with  the investment  of  cash  collateral,  including  any  collateral  invested  in an affiliated  money market fund.  The Fund may lose money on its  investment  of cash  collateral or may fail to earn  sufficient  income on its  investment to meet its obligations to the borrower.

The Fund's  portfolio loans must comply with the  collateralization  and other requirements  of the  Fund's  securities  lending  agreement,  its  securities lending  procedures and  applicable  government  regulations.  The Fund limits loans of portfolio securities to not more than 25% of its net assets.

Conflicts of Interest. The investment activities of the Manager, the
Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the
Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager, the Sub-Adviser or their affiliates achieve gains. The Manager and Sub-Adviser have adopted policies and procedures designed to address potential identified conflicts of interest, however such policies and procedures may also limit the Fund's investment activities and affect its performance.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can
invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund, to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a
registered open-end management investment company, regulated as a money market fund under the Investment Company Act and is part of the Oppenheimer
Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the
Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the
Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act. Accordingly, the Fund is able to invest a greater portion of its assets in the equity securities of a single issuer than a
"diversified" fund could, which provides the Fund with greater flexibility.
However, the Fund intends to diversify its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code
(although it reserves the right not to so qualify).

Temporary Defensive and Interim Investments.  For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies.
Generally the Fund would invest in shares of Oppenheimer Institutional Money
Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. Although the Fund seeks long-term capital appreciation, it may engage in active and frequent trading while trying to achieve its objective and as a result, have a portfolio turnover rate in excess of 100%.
Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). Additionally, securities trading can cause the Fund to realize gains that are generally distributed to shareholders, increasing their taxable distributions.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this prospectus or the
Statement of Additional Information specifically states that it is fundamental.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The
Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters.
These required filings are publicly available at the Securities and Exchange
Commission. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business, subject to the policies established by the Fund's Board of Trustees. The Manager carries out its duties under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and a subsidiary managed funds with more than 6 million shareholder accounts as of June 30, 2009. The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.56% of the average annual net assets of the Fund, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee"
program sponsor may be attributed to the management of the Fund.

The Sub-Adviser. The Manager has retained the Sub-Adviser, Baring
International Investment Limited, to provide day-to-day portfolio management for the Fund. The Sub-Adviser has operated as an investment adviser since
1980 and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom. The
Sub-Adviser is a wholly-owned subsidiary of Baring Asset Management Limited, which, together with its subsidiaries and Baring Asset Management, Inc., managed over $38 billion in assets on behalf of clients located around the world as of June 30, 2009.

Sub-Advisory Fees. The Manager, not the Fund, pays the Sub-Adviser an annual fee under the Sub-Advisory Agreement between the Manager and the Sub-Adviser.
The Manager will pay the Sub-Adviser, in proportion to the Fund's assets comprising the "wrap-fee" strategy, a fee based on the investment management fee collected by OFI PI, pursuant to investment management agreements with clients or managed account program sponsors, who have retained OFI PI as part of a "wrap-fee" program.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory and sub-advisory contracts is available in the
Fund's Semi-Annual Report to shareholders for the period ending November 30,
2008.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including David Bertocchi, CFA and Nathan Griffiths, CFA who are primarily responsible for the day-to-day management of the Fund's investments.

      Mr. Bertocchi joined Baring Asset Management in 2000 and was appointed
Divisional Director in 2004. He is a member of the Baring Global Equity Group and is responsible for International Equity portfolios. He is a past member of the Baring European and UK equity teams.

      Mr. Griffiths joined Baring Asset Management in 2007 and is a member of the Global Equity Group.  He is a past member of the European Equity team, where he managed the Institutional Funds and researched Energy, Utilities,
Insurance and Materials sectors. Previously he was an analyst on the Global
Arbitrage and Trading desk at Royal Bank of Canada and Global Sector analyst at Merrill Lynch Investment Managers.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI
PI and/or a managed account program sponsor as part of a "wrap-fee" program.
In most cases, purchase orders are made based on instructions from OFI PI, in its capacity as investment adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account. OFI PI is an affiliate of the Fund and the Manager. Individual investors cannot buy shares of the Fund directly.

      Purchase orders are processed at the net asset value (NAV) next calculated after the broker-dealer receives the order on behalf of the client account. The broker-dealer must receive the order by the time the NYSE closes, which is normally 4:00 p.m. Eastern time. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined.

      The Fund's distributor, OppenheimerFunds Distributor, Inc. (the
"Distributor"), may appoint servicing agents to accept purchase and redemption orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

      Dealers that perform account transactions for their clients by participating in NETWORKING through National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      For more information about your investment in a "wrap-fee" program, including any minimum initial and additional investments, please refer to the
"wrap-fee" brochure provided to you by the program sponsor or your adviser.

------------------------------------------------------------------------------
Information about your investment in the Fund through the applicable separately managed account "wrap-fee" program can be obtained from your adviser or the wrap program sponsor. Information about the Fund may also be obtained from OFI PI. Instructions for buying or selling your wrap account investment, including shares of the Fund, should be given to your financial adviser, not directly to the Fund or its Transfer Agent.
------------------------------------------------------------------------------

How Are Shares Redeemed? In most cases, redemption orders are made based on instructions from OFI PI, in its capacity as investment adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account. Redemption orders are processed at the NAV next calculated after they are received in proper form and accepted by the Transfer Agent. To receive the redemption price calculated on a particular, regular business day, your order must be received by the Transfer Agent by the close of business of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.

      Redemption proceeds will ordinarily remain in a shareholder's
"wrap-fee" account and may be reinvested at the discretion of OFI PI or on instructions from your wrap fee adviser. The Fund normally sends payment to the wrap fee account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission (the
"SEC"), payment may be delayed or suspended.

      The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above or as otherwise described in the Statement of Additional Information. Each investor, by purchasing shares, agrees to any such redemption.

The redemption price for shares will vary from day-to-day because the value of the securities in the Fund's portfolio fluctuates. The redemption value of your shares may be more or less than the amount that you originally paid for them.

Shares may be "redeemed in kind" under unusual circumstances, such as a lack of cash in the Fund's portfolio to meet redemptions. This means that the redemption proceeds will be paid to you in liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as you convert the securities into cash.

AT WHAT PRICE ARE SHARES SOLD? When you buy shares of the Fund, you pay the
NAV. This is the "offering price" of the shares. There are no initial, deferred or asset based sales charges. The offering price that applies to a purchase order is based on the next calculation of the NAV per share that is made after the purchase order is received, either by the Distributor at its offices in Colorado, or by any agent appointed by the Distributor to receive orders.

Net Asset Value. The Fund calculates the net asset value per share as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at
4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to Eastern time.

The net asset value per share on a regular business day is determined by dividing the value of the Fund's net assets by the number of shares outstanding on that day. To determine net asset value, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem
Fund shares.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's
Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage"
describes effects that the Fund's fair value pricing policy is intended to counteract.

If, after the close of the principal market on which a security held by the
Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Market Timing Policy. In general, the practice of "market timing," which includes short-term or excessive trading of a fund's shares and other abusive trading practices, may have a detrimental effect on a fund and its shareholders. Depending upon various factors such as a fund's size and the amount of its assets maintained in cash, market timing by a fund's shareholders may interfere with the efficient management of a fund's portfolio, increase transaction costs and taxes, and harm the performance of a fund and its shareholders' investments.

The Fund does not offer an exchange policy, and therefore is not subject to excessive exchange activity (or the limitations on exchanges that may apply to other funds) and because all purchase and redemption orders for the Fund are initiated by the advisers to the "wrap-fee" accounts, wrap account investors are not able to purchase or redeem Fund shares directly. Fund shares may be purchased or redeemed on a frequent basis, however, for rebalancing purposes or in order to invest new monies (including dividends or distributions received in a wrap account) or to accommodate reductions in account size. The Distributor monitors the Fund's trading activity and has the ability to reject any purchase order that the Distributor believes is inconsistent with "wrap-fee" program investment allocation strategies or any purchase order that would adversely affect the Fund or its shareholders.

Payments to Financial Intermediaries and Service Providers. The Manager or
its affiliates, in their discretion, may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's or its affiliates' own resources. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager or its affiliates. These payments by the Manager or its affiliates from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

      In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the wrap-fee program sponsor's marketing efforts. A revenue sharing payment may, for example, qualify the
Fund for preferred status with the intermediary receiving the payment or provide representatives of the wrap-fee program sponsor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. The
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Patriot Act Anti-Money Laundering Requirements. The USA Patriot Act (the
"Patriot Act"), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. The Fund intends to rely on the "wrap-fee" program sponsor and your adviser to make the determinations required by the Patriot Act. The Fund reserves the right, however, to request identifying information, including your name, your date of birth (for a natural person), your residential street address or principal place of business, your Social Security Number or
Employer Identification Number, or other government issued identification.
Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use the information to verify the identity of investors or the status of financial advisors and may reject purchase orders or redeem any amounts in the Fund if they are unable to do so. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income each regular business day and pay those dividends quarterly. Daily dividends will not be declared or paid on newly purchased shares until Federal funds are available to the Fund from the purchase payment for the shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends. Dividends (and any capital gains distributions) will be paid to your "wrap-fee" account. Dividends will remain invested in a shareholder's
"wrap-fee" account and may be reinvested in shares of the Fund or other securities at the discretion of OFI PI or on instructions from your "wrap fee" adviser.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.

      Although dividends are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent that the dividends are attributable to "qualified dividend income" received by the
Fund. "Qualified dividend income" generally consists of dividends received from U.S. corporations (other than dividends received from tax-exempt organizations and certain dividends from real estate investment trusts and other regulated investment companies) and from certain foreign corporations.

      If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the
Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

      Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      If you are neither a lawful permanent resident nor a citizen of the
United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gain)
generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Dependent upon Congressional action, for the Fund's taxable year beginning January 1, 2010, certain distributions that are designated by the Fund as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from dividends, they will not be eligible for this exemption.

     The Fund intends to qualify each year as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during  its  most  recent  fiscal  year.  The  Fund,  as a  regulated investment  company,  will not be subject to federal  income taxes on any of its
income,   provided  that  it  satisfies  certain  income,   diversification  and
distribution requirements.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds if you fail to furnish your correct, certified Social Security or Employer Identification Number, or if
you under-report your income to the Internal Revenue Service.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when your shares are sold or redeemed. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

FINANCIAL HIGHLIGHTS

YEAR ENDED MAY 31,                                        2009     2008(1)
------------------                                       -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $  9.48    $10.00
                                                         -------    ------
Income (loss) from investment operations:
Net investment income(2)                                  .28(3)    .31
Net realized and unrealized loss                          (3.77)     (.21)
                                                          -------    ------
Total from investment operations                          (3.49)      .10
                                                          -------    ------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.21)     (.15)
Distributions from net realized gain                        --      (.47)
                                                         -------    ------
Total dividends and/or distributions to shareholders      (.21)     (.62)
                                                          -------    ------
Net asset value, end of period                           $  5.78    $ 9.48
                                                         =======    ======
TOTAL RETURN, AT NET ASSET VALUE(4)                     (36.34)%    0.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $ 4,739    $5,798
                                                         -------    ------
Average net assets (in thousands)                        $ 5,958    $2,677
                                                        -------    ------
Ratios to average net assets:(5)
Net investment income                                    4.68%(3)  3.55%
Total expenses                                           1.90%     2.82%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                      0.04%     0.01%
                                                        -------    ------
Portfolio turnover rate                                  126%       83%

(1) For the period from July 2, 2007  (commencement  of  operations) to May
31, 2008.

(2) Per share amounts  calculated based on the average shares  outstanding during the period.

(3) Net investment  income per share and the net  investment  income ratio include $0.10 and 1.64%, respectively,  resulting from a dividend from De La Rue plc in November 2008.

(4) Assumes an  investment on the business day before the first day of the fiscal  period,  with all dividends and  distributions  reinvested in additional shares  on the  reinvestment  date,  and  redemption  at  the  net  asset  value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total  returns.  Total returns are not  annualized  for periods less than one full year.  Returns do not reflect the  deduction  of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5) Annualized for periods less than one full year.

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the
Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

INFORMATION AND SERVICES

More Information on Oppenheimer Baring SMA International Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus, which means it is legally part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account from your financial adviser or "wrap-fee" program sponsor or:

------------------------------------------------------------------------------
By Telephone:                 Call OFI Private Investments toll-free:
                              1.800.453.9989
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OFI Private Investments
                              Attn: Separate Accounts
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
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On the Internet:              You can request these documents by e-mail or
                              through the OFI Private Investments website.
                              You may also read or download certain
                              documents on the OFI Private Investments
                              website at: www.ofiprivateinvestments.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund will be available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21915        The Fund's  shares  are  distributed
                                          by:
PR0841.001.0809                           OppenheimerFunds Distributor, Inc.
Printed on recycled paper

Oppenheimer Baring SMA International Fund

6803 S. Tucson Way, Centennial, CO 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 31, 2009

      This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated August 31, 2009. It should be read together with the Prospectus. You can obtain the Prospectus by writing to OFI
Private Investments, Attn: Separate Accounts, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the OFI Private Investments ("OFI PI") at
1.800.453.9989, or by downloading it from the OFI Private Investments
Internet website at www.ofiprivateinvestments.com.

Contents
                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.. 2

About Your Account

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm................ 64
Financial Statements................................................... 65

About THE FUND

      Additional Information About The Fund's Investment Policies And Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's portfolio managers can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

      The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's portfolio managers, who are employed by Baring Asset Management, Inc. (the "Sub-Adviser") may use in
selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective. It may use some of the investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the portfolio managers evaluate the merits of particular equity and fixed income investments primarily through the exercise of its own investment analysis.
This process may include, among other things, on evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

      Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Fund.

      |X|   Investments in Stocks and Other Equity Securities. The Fund
focuses its investments in common stocks of foreign companies, but it can invest in other equity securities. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.

      Current income is not a criterion used to select portfolio securities.
However, certain debt securities can be selected for the Fund's portfolio for defensive purposes. The Fund can also buy debt securities that the
Sub-Adviser believes might offer some opportunities for capital appreciation when stocks are disfavored, including convertible securities as discussed below.

      Securities of newer companies might offer greater opportunities for capital appreciation than securities of large, more established companies.
However, these securities also involve greater risks than securities of more established companies.

      The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the
Sub-Adviser's use of its investment strategies and its judgment of where the best market opportunities are to seek the Fund's objective.

      At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

      |X|   Convertible Securities. Convertible securities are debt
securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under "Investing in Debt Securities."

      While many convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into equity securities)
causes the Sub-Adviser to regard them more as "equity equivalents". In those cases, the credit rating assigned to the security has less impact on the
Sub-Adviser's investment decision than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents", the Sub-Adviser examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
            (considering the effect of conversion of the convertible
            securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute", providing the ability to participate in any
            appreciation in the price of the issuer's common stock.

      |X|   Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|         Preferred Stocks. Preferred stocks are equity securities
but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stock may be
"participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

      Foreign Securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the
United States and of governments other than the U.S. government. "Foreign securities" also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets, and foreign currencies, are considered "foreign securities" for the purpose of the Fund's investment allocations. They are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      The amount of the Fund's assets invested in securities of issuers in a particular country will vary over time, based upon the Sub-Adviser's evaluation of the investment merits of particular issuers as well as the market and economic conditions in a particular country or region. Factors that might be considered could include, for example, a country's balance of payments, inflation rate, economic self-sufficiency, and social and political factors.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

      Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and
Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

o     Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations
      (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
      domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
      U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social
      instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

      Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal
Revenue Codess.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, depending on market conditions. The Fund may have a portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the
Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the
Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940, as amended
(the "Investment Company Act,") that apply to those types of investments.
For example, the Fund may invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

The other investment companies in which the Fund may invest will pursue their investment objectives and policies without the approval of the
Fund. If any such fund were to change its investment objective or policies, the Fund may be required to sell its shares of that fund at a disadvantageous time. There is no guarantee that any such fund will achieve its investment objectives.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment
Company Act. The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

      Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They might have a limited trading market, which could adversely affect the Fund's ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund has no limit on the amount of its net assets that may be invested in those securities.

      Investing in Debt Securities. While the Fund does not invest for the purpose of seeking current income, at times the Fund can invest in debt securities, including the convertible debt securities described above under the description of equity investments. Debt securities also can be selected for investment by the Fund for defensive purposes, as described below. For example, when the stock market is volatile, or when the portfolio managers believe that growth opportunities in stocks are not attractive, certain debt securities might not only offer defensive opportunities but also some opportunities for capital appreciation.

      The Fund's debt investments can include corporate bonds and notes of foreign or U.S. companies, as well as U.S. and foreign government securities.
It is not expected that this will be a significant portfolio strategy of the
Fund under normal market circumstances, and the Fund normally does not intend to invest more than 5% of its total assets in debt securities. Foreign debt securities are subject to the risks of foreign investing described above. In general, domestic and foreign fixed- income securities are also subject to two additional types of risk: credit risk and interest rate risk.

o     Credit Risk. Some of the special credit risks of debt securities are discussed in the Prospectus. For lower-grade debt securities there is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.
An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this SAI.

      However, the Fund's limitations on buying these investments may reduce the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     Special Risks of Lower-Grade Securities. While the Fund can invest in higher-yielding lower-grade debt securities (that is, securities below investment grade), its debt investments will generally be investment grade.
Those are securities rated in the four highest rating categories of Moody's
Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a
division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Fitch,
Inc. ("Fitch"), or having equivalent ratings from other nationally recognized rating agencies or, in the case of unrated securities, comparable ratings assigned to a security by the Sub-Adviser.

      Lower-grade debt securities are those rated below investment grade, which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Fitch or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by the Sub-Adviser to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in debt securities as stated above.

      The Fund can invest in securities rated as low as "C" or "D" or which are in default when the Fund buys them. Securities rated "Baa" by Moody's or
"BBB" by Standard & Poor's are considered investment grade but may be subject to greater market fluctuations and risks of loss of income and principal than higher-grade securities. They may be considered to have speculative elements.

      The Fund can also buy unrated securities to which the Sub-Adviser assigns a rating based upon its evaluation of the yield and risks of comparable rated securities. The Fund is not obligated to dispose of a security if the rating is reduced after the Fund buys the security, but the
Sub-Adviser will monitor those securities to determine whether they should be retained in the Fund's portfolio.

      Investing in Cyclical Opportunities. The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Sub-Adviser believes they have growth potential. For example, when the economy is expanding,
companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund focuses on seeking growth over the long term but might seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is the risk that those securities can lose value when the issuer or industry is out of favor in the business cycle.

      |X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day-to-day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's policy limits on holding illiquid investments, described below. The Fund cannot enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the
Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o     Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an
agreed-upon price at an agreed-upon date. The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

Borrowing for Leverage. The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Borrowing may entail "leverage," and may be a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than the expenses of funds that do not borrow. The use of leverage also may make the Fund's share prices more sensitive to interest rate changes.

Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to a Securities Lending Agency Agreement (the "Securities Lending
Agreement") with The Goldman Sachs Trust Company, doing business as Goldman
Sachs Agency Lending ("Goldman Sachs"), subject to the restrictions stated in the Prospectus. The Fund will lend portfolio securities to attempt to increase its income. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities
Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Fund may invest that cash in certain high quality, short-term investments specified in its securities lending procedures. The Fund will be responsible, for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

The terms of the Fund's portfolio loans must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the
Board. The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Manager determines would have a material effect on the Fund's investment. The Securities Lending
Agreement may be terminated by either Goldman Sachs or the Fund on 30 days'
written notice.

Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this SAI. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Sub-Adviser expected.

Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use them. It is not required to do so in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures. Covered calls can also be used to seek income, but the Sub-Adviser does not expect to engage extensively in that practice.

      The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures. The Fund can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) foreign currencies (these are referred to as "forward contracts"); and (3) an individual stock ("single stock futures").

      A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      A broadly-based stock index is used as the basis for trading stock index futures. An index may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction.
There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked-to-market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, and options on the other types of futures described above.

o     Writing Covered Call Options. The Fund can write (that is, sell) calls.
If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      If the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction". The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on its books an equivalent dollar amount of liquid assets. The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security  the Fund will  identify on its books liquid assets  with a value  equal  to or  greater  than  the  exercise  price of the
underlying   securities.   The  Fund  therefore  forgoes  the  opportunity  of
investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Puts and Calls. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Call and Put Options on Foreign Currencies. The Fund
can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Sub-Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Sub-Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o     Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Sub-Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge". The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge". When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge".

      The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Sub-Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Total Return Swap Transactions. The Fund may enter into total return swaps. The Fund will only enter into total return swaps if consistent with its fundamental investment objectives or policies. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset
(cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The Fund may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a "floating" rate, the fee is pegged to a base rate such as the London Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

o     Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's
Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under SEC staff interpretations regarding applicable provisions of the
Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.
The account must be a segregated account or accounts held by the Fund's custodian bank.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market", and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
           receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      Temporary Defensive and Interim Investments.  When market conditions are unstable,  or the Sub-Adviser  believes it is otherwise  appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while  waiting to  reinvest  cash  received  from the sale of other  portfolio securities. The Fund can buy:
o     high-quality (rated in the top two rating categories of
      nationally-recognized rating organizations or deemed by the
      Sub-Adviser to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,

o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,

o     debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Sub-Adviser to be of a quality
      comparable to rated securities in those categories,

o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and

o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

      Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

o     67% or more of the voting securities present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy,
      or
o     more than 50% of the outstanding voting securities.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board can change non-fundamental policies without shareholder approval. Significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the
Prospectus.

|X|   What Are the Fund's Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o     The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption from that Act that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot invest 25% or more of its total assets in any one industry or group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

o     The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and group of related industries. This classification is not a fundamental policy.

      Currently, under the Investment Company Act, and the Oppenheimer funds"  exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets
(including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the
Investment Company Act, a fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. The Investment
Company Act also requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. To the extent that a
Fund has restrictions on or not permitted to invest in real estate, real estate related securities and/or commodities, that information is set out in the investment restrictions in this section. Presently, under the Investment
Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has an additional operating policy which is stated below, that is not
"fundamental", and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot sell securities short except in "short sales against-the-box." The Fund does not intend to engage in this type of transaction at all because of the applicable tax laws.

o     The Fund can invest in securities of other investment companies, only to the extent permitted under section 12(d) of the Investment Company Act.
Additionally, such investments may not be made at commission rates in excess of normal brokerage commissions.

Non-Diversification of the Fund's Investments. The Fund is "non-diversified,"
as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund may be able to invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and
(2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer. This is not a fundamental policy.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Sub-Adviser,
Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
      Fund's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OFIPI website at www.ofiprivateinvestments.com (select the Fund's name under the "View Fund Information for:" menu) with a 15-day lag. The
      Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.
      Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, the Sub-Adviser and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;

o     Senior officers (a Senior Vice President, Deputy General Counsel or above) in the Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and

o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Sub-Adviser,
Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Sub-Adviser, Distributor and Transfer
      Agent who need to have access to such information (as determined by senior officers of such entity),

o     The Fund's independent registered public accounting firm,

o     Members of the Fund's Board and the Board's legal counsel,

o     The Fund's custodian bank,

o     A proxy voting service designated by the Fund and its Board,

o     Rating/ranking organizations (such as Lipper and Morningstar),

o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and

o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio managers'
investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)

o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o     Dealers to obtain price quotations where the Fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o     Response to regulatory requests for information (the SEC, Financial
      Industry Regulatory Authority ("FINRA"), state securities
      regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),

o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Sub-Adviser, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Sundal Collier             Fox-Pitt, Kelton, Inc.        Neue Zurcher Bank
                                                             Nomura Securities
Alforma Capital Markets        Fraser Mackenzie              International, Inc.
Altrushare                     Friedman, Billings, Ramsey    Numis Securities Inc.
                               FTN Equity Capital Markets
Altus Investment Management    Corporation                   Oddo Securities
American Technology Research   Garp Research & Securities    Omgeo LLC
Auerbach Grayson & Company     George K. Baum & Company      Oppenheimer & Co., Inc.
Banc of America Securities     GMP Securities L.P.           Pacific Crest
Barclays Capital               Goldman Sachs & Company       Paradigm Capital
Barnard Jacobs Mellet          Good Morning Securities       Petercam/JPP Eurosecurities
BB&T Capital Markets           Goodbody Stockbrokers         Piper Jaffray Company
                               Handelsbanken Markets
Belle Haven Investments, Inc.  Securities                    Prager Sealy & Company
Beltone Financial              Helvea Inc.                   R. Seelaus & Co., Inc.
Bergen Capital                 Hewitt                        Ramirez & Company
                                                             Raymond James & Associates,
Bloomberg                      HJ Sims & Co., Inc.           Inc.
BMO Capital Markets            Howard Weil                   RBC Capital Markets
BNP Paribas                    HSBC Securities               RBC Dain Rauscher
                               Hyundai Securities America,
Brean Murray Carret & Company  Inc.                          Redburn Partners
Brown Brothers Harriman &
Company                        ICICI Securities Inc.         Renaissance Capital
Buckingham Research Group      Interactive Data              RiskMetrics Group
Cabrera Capital                Intermonte                    Robert W. Baird & Company
Callan Associates              Janco Partners                Rocaton
Cambridge Associates           Janney Montgomery Scott LLC   Rogers Casey
Canaccord Adams, Inc.          Jefferies & Company           Roosevelt & Cross
Caris & Company                Jennings Capital Inc.         Royal Bank of Scotland
Carnegie                       Jesup & Lamont Securities     Russell/Mellon
Cazenove                       JMP Securities                RV Kuhns
Cheuvreux                      Johnson Rice & Company        Sal Oppenheim
Citigroup                      JPMorgan Chase                Salman Partners
Cleveland Research Company     Kaupthing Securities Inc.     Samsung Securities
CLSA                           Keefe, Bruyette & Woods, Inc. Sandler Morris Harris Group
Cogent                         Keijser Securities N.V.       Sandler O'Neill & Partners
                               Kempen & Co. USA Inc.         Sanford C. Bernstein &
Collins Stewart                                              Company, LLC
Commerzbank                    Kepler Capital Markets        Santander Securities
Contrarian Capital
Management, LLC                KeyBanc Capital Markets       Scotia Capital
Cormark Securities             KPMG LLP                      Seattle-Northwest Securities
Cowen & Company                Kotak Mahindra Inc            Sidoti & Company LLC
Craig-Hallum Capital Group LLC                               Siebert Brandford Shank &
                               Lazard Capital                Company
Credit Suisse                  LCG Associates                Simmons & Company
Crew & Associates              Lebenthal & Company           Societe Generale
D.A. Davidson & Company        Leerink Swann                 Standard & Poor's
Dahlman Rose & Company         Lipper                        Sterne Agee
Daiwa Securities               Loop Capital Markets          Stifel, Nicolaus & Company

Davy                           Macquarie Securities          Stone & Youngberg
DeMarche                       MainFirst Bank AG             SunGard
DEPFA First Albany Corporation MassMutual                    Suntrust Robinson Humphrey
Desjardins Securities          Mediobanca Securities USA LLC SWS Group, Inc.
Deutsche Bank                  Merrill Lynch & Company, Inc. Thomas Weisel Partners
Dougherty and Company LLC      Merrion Stockbrokers Ltd      ThomsonReuters LLC
Dowling Partners               Mesirow Financial             Troika Dialog
Dresdner Kleinwort             MF Global Securities          UBS
                               Mitsubishi Financial
Duncan Williams                Securities                    UOB Kay Hian (U.S.) Inc.
Dundee Securities              Mizuho Securities USA         Vining & Sparks
DZ Financial Markets           ML Stern                      Vontobel Securities Ltd
                                                             Wachovia Securities
Edelweiss Securities Ltd.      Morgan Keegan                 Corporation
Emmet & Co., Inc.              Morgan Stanley                Watson Wyatt
Empirical Research             MorningStar                   Wedbush Morgan Securities
Enskilda Securities            Motil Oswal Securities        Weeden & Company
Evaluation Associates          MSCI Barra                    West LB
Exane                          M&T Securities                WH Mell & Associates
FactSet Research Systems       Murphy & Durieu               William Blair & Company
Fidelity Capital Markets       National Bank Financial       Wilshire
                                                             Winchester Capital
FBR Capital Markets & Co.      Natixis Bleichroeder Inc.     Partners, LLC
                                                             Ziegler Capital Markets
First Miami Securities         Ned Davis Research Group      Group
Fortis Securities              Needham & Company

How the Fund is Managed

Organization and History. The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust on June 5, 2006. Prior to February 28, 2007, the Fund was named Oppenheimer
SMA Global Fund.

|X|   Classes of Shares. The Fund currently has one class of shares.  The
Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally, on  matters  submitted  to a vote of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Amended and Restated Declaration of Trust ("Declaration of Trust").

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any
judgment on that claim. |X|   The Fund's contractual arrangements state that
any person doing business with the Fund (and each shareholder of the Fund)
agrees under its Declaration of Trust to look solely to the assets of the
Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Although
Massachusetts law permits a shareholder of a business trust (such as the
Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and Sub-Adviser. The Board has an Audit Committee,
a Regulatory & Oversight Committee and a Governance Committee. The Audit
Committee and Regulatory & Oversight Committee are comprised solely of
Trustees who are not "interested persons" under the Investment Company Act
(the "Independent Trustees").

      During the Fund's fiscal year ended May 31, 2009, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 5 meetings and the
Governance Committee held 4 meetings.

      The members of the Audit Committee are David K. Downes (Chairman),
Phillip A. Griffiths, Mary F. Miller, Joseph M. Wikler and Peter I. Wold. The
Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit
Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Matthew P. Fink
(Chairman), David K. Downes, Phillip A. Griffiths, Joel W. Motley, Mary Ann
Tynan and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Joel W. Motley (Chairman),
Matthew P. Fink, Mary F. Miller, Russell S. Reynolds, Jr., Mary Ann Tynan and
Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the nomination of
Trustees, including Independent Trustees, for election to the Board. The full
Board elects new Trustees except for those instances when a shareholder vote is required.

      The Governance Committee will consider nominees recommended by
Independent Trustees or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the
Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates.
However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

      Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc.,
Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008, to the attention of the Board of Trustees of Oppenheimer
Baring SMA International Fund c/o the Secretary of the Fund. Submissions
should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an
"interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the
Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There is no difference in the manner in which the Governance
Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      Trustees and Officers of the Fund. Except for Messrs. Murphy and
Reynolds, each of the Trustees is an Independent Trustee. All of the Trustees
are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

                                           Oppenheimer Quest International Value Fund,
Oppenheimer Absolute Return Fund           Inc.
Oppenheimer AMT-Free Municipals            Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer AMT-Free New York Municipals   Oppenheimer Real Estate Fund

                                           Oppenheimer Rochester Arizona Municipal

Oppenheimer Balanced Fund                  Fund

                                           Oppenheimer Rochester Maryland Municipal

Oppenheimer Baring SMA International Fund  Fund

                                           Oppenheimer Rochester Massachusetts

Oppenheimer California Municipal Fund      Municipal Fund

                                           Oppenheimer Rochester Michigan Municipal

Oppenheimer Capital Appreciation Fund      Fund

                                           Oppenheimer Rochester Minnesota Municipal

Oppenheimer Developing Markets Fund        Fund

                                           Oppenheimer Rochester North Carolina

Oppenheimer Discovery Fund                 Municipal Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Rochester Ohio Municipal Fund
                                           Oppenheimer Rochester Virginia Municipal
Oppenheimer Equity Income Fund, Inc.       Fund
Oppenheimer Global Fund                    Oppenheimer Select Value Fund
Oppenheimer Global Opportunities Fund      Oppenheimer Series Fund, Inc.
Oppenheimer Global Value Fund              Oppenheimer SMA Core Bond Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer SMA International Bond Fund
Oppenheimer Institutional Money Market
Fund                                       Oppenheimer Transition 2010 Fund
Oppenheimer International Diversified Fund Oppenheimer Transition 2015 Fund
Oppenheimer International Growth Fund      Oppenheimer Transition 2020 Fund
Oppenheimer International Small Company
Fund                                       Oppenheimer Transition 2025 Fund
Oppenheimer Institutional Money Market
Fund                                       Oppenheimer Transition 2030 Fund
Oppenheimer Limited Term California
Municipal Fund                             Oppenheimer Transition 2040 Fund
Oppenheimer Master International Value
Fund, LLC                                  Oppenheimer Transition 2050 Fund
Oppenheimer Money Market Fund, Inc.        OFI Tremont Core Strategies Hedge Fund
Oppenheimer Multi-State Municipal Trust    Oppenheimer U.S. Government Trust
Oppenheimer Portfolio Series               Rochester Fund Municipals
Oppenheimer Quest for Value Funds          Rochester Portfolio Series

      In addition to being a Board member of each of the Board I Funds,
Messrs. Downes and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class W shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class W shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.  Present or former  officers,  directors,  trustees and employees
(and  their  eligible  family  members)  of the  Fund,  the  Manager  and  its affiliates,  its parent company and the  subsidiaries  of its parent  company, and retirement  plans  established  for the benefit of such  individuals,  are also permitted to purchase Class Y shares of the Oppenheimer  funds that offer
Class Y shares.

      Messrs. Edwards, Legg, Murphy, Petersen, Vandehey, Wixted and Zack and
Mss. Bloomberg, Bullington, Ives and Ruffle, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of
August 1, 2009, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager, the Sub-Adviser or the
Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, the
Sub-Adviser or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                                   Independent Trustees
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially
Held with the       Years; Other Trusteeships/Directorships     Beneficially   Owned in
Fund, Length of     Held; Number of Portfolios in the Fund       Owned in     Supervised
Service, Age        Complex Currently Overseen                   the Fund       Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2008

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,     Chairman (since August 2007) and Trustee   None        Over $100,000
Chairman of the     (since August 1991) of the Board of
Board of Trustees   Trustees of The Jackson Laboratory
since 2007,         (non-profit); Director of Special Value
Trustee since 2006  Opportunities Fund, LLC (registered
Age: 66             investment company) (affiliate of the
                    Manager's parent company) (since September
                    2004); Member of Zurich Financial
                    Investment Management Advisory Council
                    (insurance) (since 2004); Treasurer and
                    Trustee of the Institute for Advanced
                    Study (non-profit educational institute)
                    (since May 1992); General Partner of
                    Odyssey Partners, L.P. (hedge fund)
                    (September 1995-December 2007); Special
                    Limited Partner of Odyssey Investment
                    Partners, LLC (private equity investment)
                    (January 1999-September 2004). Oversees 60
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
David K. Downes,    Independent  Chairman GSK Employee  Benefit None        Over $100,000

Trustee since 2007  Trust  (since   April  2006);   Trustee  of
 Age: 69            Employee   Trusts  (since   January  2006);
                    Chief  Executive  Officer and Board  Member
                    of     Community     Capital     Management
                    (investment   management   company)  (since
                    January  2004);  President of The Community
                    Reinvestment Act Qualified  Investment Fund
                    (investment   management   company)  (since
                    2004);  Director of Internet  Capital Group
                    (information   technology  company)  (since
                    October   2003);   Director  of  Correctnet
                    (2006-2007);  Independent  Chairman  of the
                    Board  of  Trustees  of  Quaker  Investment
                    Trust   (registered   investment   company)
                    (2004-2007);  Chief  Operating  Officer and
                    Chief   Financial    Officer   of   Lincoln
                    National   Investment    Companies,    Inc.
                    (subsidiary     of     Lincoln     National
                    Corporation,  a  publicly  traded  company)
                    and   Delaware   Investments   U.S.,   Inc.
                    (investment    management   subsidiary   of
                    Lincoln National Corporation)  (1993-2003);
                    President,   Chief  Executive  Officer  and
                    Trustee of  Delaware  Investment  Family of
                    Funds  (1993-2003);   President  and  Board
                    Member  of  Lincoln  National   Convertible
                    Securities  Funds,  Inc.  and  the  Lincoln
                    National  Income  Funds,  TDC  (1993-2003);
                    Chairman  and Chief  Executive  Officer  of
                    Retirement    Financial   Services,    Inc.
                    (registered  transfer  agent and investment
                    adviser   and    subsidiary   of   Delaware
                    Investments   U.S.,   Inc.)    (1993-2003);
                    President  and Chief  Executive  Officer of
                    Delaware     Service     Company,      Inc.
                    (1995-2003);  Chief Administrative Officer,
                    Chief Financial Officer,  Vice Chairman and
                    Director of  Equitable  Capital  Management
                    Corporation   (investment   subsidiary   of
                    Equitable    Life    Assurance     Society)
                    (1985-1992);    Corporate   Controller   of
                    Merrill   Lynch   &   Company    (financial
                    services  holding   company)   (1977-1985);
                    held  the   following   positions   at  the
                    Colonial   Penn  Group,   Inc.   (insurance
                    company):    Corporate    Budget   Director
                    (1974-1977),       Assistant      Treasurer
                    (1972-1974)   and   Director  of  Corporate
                    Taxes   (1969-1972);   held  the  following
                    positions  at Price  Waterhouse  &  Company
                    (financial   services  firm):  Tax  Manager
                    (1967-1969),  Tax  Senior  (1965-1967)  and
                    Staff   Accountant   (1963-1965);    United
                    States Marine Corps  (1957-1959).  Oversees
                    60  portfolios   in  the   OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Matthew P. Fink,    Trustee of the Committee for Economic       None        Over $100,000
Trustee since 2006  Development (policy research foundation)
Age: 68             (since 2005); Director of ICI Education
                    Foundation (education foundation) (October
                    1991-August 2006); President of the
                    Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 60 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.          Fellow of the Carnegie Corporation (since   None        None
Griffiths,          2007); Distinguished Presidential Fellow
Trustee since 2006  for International Affairs (since 2002) and
Age: 70             Member (since 1979) of the National
                    Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI
                    Lumonics Inc. (precision technology
                    products company) (since 2001); Senior
                    Advisor of The Andrew W. Mellon Foundation
                    (since 2001); Chair of Science Initiative
                    Group (since 1999); Member of the American
                    Philosophical Society (since 1996);
                    Trustee of Woodward Academy (since 1983);
                    Foreign Associate of Third World Academy
                    of Sciences; Director of the Institute for
                    Advanced Study (1991-2004); Director of
                    Bankers Trust New York Corporation
                    (1994-1999); Provost at Duke University
                    (1983-1991). Oversees 60 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mary F. Miller,     Trustee of International House              None        Over $100,000
Trustee since 2006  (not-for-profit) (since June 2007);

Age: 66             Trustee of the American Symphony Orchestra
                    (not-for-profit) (since October 1998); and
                    Senior Vice President and General Auditor
                    of American Express Company (financial
                    services company) (July 1998-February
                    2003). Oversees 60 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joel W. Motley,     Managing Director of Public Capital         None        Over $100,000
Trustee since 2006  Advisors, LLC (privately-held financial
Age: 57             advisor) (since January 2006); Managing
                    Director of Carmona Motley, Inc.
                    (privately-held financial advisor) (since
                    January 2002); Director of Columbia Equity
                    Financial Corp. (privately-held financial
                    advisor) (2002-2007); Managing Director of
                    Carmona Motley Hoffman Inc.
                    (privately-held financial advisor)
                    (January 1998-December 2001); Member of
                    the Finance and Budget Committee of the
                    Council on Foreign Relations, Member of
                    the Investment Committee of the Episcopal
                    Church of America, Member of the
                    Investment Committee and Board of Human
                    Rights Watch and Member of the Investment
                    Committee of Historic Hudson Valley.
                    Oversees 60 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Mary Ann Tynan,     Vice Chair of Board of Trustees of Brigham  None*       None*
Trustee since 2008  and Women's/Faulkner Hospitals (non-profit
Age: 63             hospital) (since 2000); Chair of Board of
                    Directors of Faulkner Hospital (non-profit
                    hospital) (since 1990); Member of Audit
                    and Compliance Committee of Partners
                    Health Care System (non-profit) (since
                    2004); Board of Trustees of Middlesex
                    School (educational institution) (since
                    1994); Board of Directors of Idealswork,
                    Inc. (financial services provider) (since
                    2003); Partner, Senior Vice President and
                    Director of Regulatory Affairs of
                    Wellington Management Company, LLP (global
                    investment manager) (1976-2002); Vice
                    President and Corporate Secretary, John
                    Hancock Advisers, Inc. (mutual fund
                    investment adviser) (1970-1976). Oversees
                    60 portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joseph M. Wikler,   Director    of    C-TASC    (bio-statistics None        Over $100,000
Trustee since 2006  services)  (since  2007);  Director  of the
Age: 68             following    medical   device    companies:
                    Medintec  (since  1992) and  Cathco  (since
                    1996);  Member of the Investment  Committee
                    of  the  Associated   Jewish  Charities  of
                    Baltimore  (since 1994);  Director of Lakes
                    Environmental  Association   (environmental
                    protection    organization)    (1996-2008);
                    Director of  Fortis/Hartford  mutual  funds
                    (1994-December     2001).    Oversees    60
                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,      Director and  Chairman of Wyoming  Enhanced None        Over $100,000
Trustee since 2006  Oil    Recovery    Institute     Commission
Age: 61             (enhanced   oil  recovery   study)   (since
                    2004);  President  of Wold Oil  Properties,
                    Inc.   (oil   and   gas   exploration   and
                    production   company)  (since  1994);  Vice
                    President of American  Talc  Company,  Inc.
                    (talc  mining and  milling)  (since  1999);
                    Managing Member of  Hole-in-the-Wall  Ranch
                    (cattle  ranching)  (since 1979);  Director
                    and  Chairman  of the Denver  Branch of the
                    Federal   Reserve   Bank  of  Kansas   City
                    (1993-1999);  and  Director of  PacifiCorp.
                    (electric  utility)  (1995-1999).  Oversees
                    60  portfolios   in  the   OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------------

      *     Ms. Tynan joined the Board of Trustees of the Fund on October 1,
2008.

      The address of Mr. Reynolds is 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Mr. Reynolds serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Reynolds is an "Interested
Trustee" because of a potential consulting relationship between RSR Partners, which Mr. Reynolds may be deemed to control, and the Manager.

--------------------------------------------------------------------------------------------

                                    Interested Trustee

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

Name, Position(s)    Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                                  Dollar
                                                                                 Range Of
                                                                                  Shares
                                                                     Range of   Beneficially
                                                                      Shares     Owned in
Held with the Fund,  Years; Other Trusteeships/Directorships Held;  Beneficially    All
Length of Service,   Number of Portfolios in the Fund Complex        Owned in   Supervised
Age                  Currently Overseen                              the Fund      Funds

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                                                                    As of December 31, 2008

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

Russell S. Reynolds, Chairman of RSR Partners (formerly "The        None        Over
Jr.,                 Directorship Search Group, Inc.") (corporate               $100,000
Trustee since 2006   governance consulting and executive
Age: 77              recruiting) (since 1993); Retired CEO of
                     Russell Reynolds Associates (executive
                     recruiting) (October 1969-March 1993); Life
                     Trustee of International House (non-profit
                     educational organization); Former Trustee of
                     The Historical Society of the Town of
                     Greenwich; Former Director of Greenwich
                     Hospital Association. Oversees 60 portfolios
                     in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2008

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman and Director of the Manager since   None        Over $100,000
Trustee and        June 2001; Chief Executive Officer of the
President and      Manager (June 2001-December 2008);
Principal          President of the Manager (September
Executive Officer  2000-February 2007); President and a
since 2006         director or trustee of other Oppenheimer
Age: 60            funds; President and Director of
                   Oppenheimer Acquisition Corp. ("OAC") (the
                   Manager's parent holding company) and of
                   Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (November
                   2001-December 2006); Chairman and Director
                   of Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of the
                   Manager) (since July 2001); President and
                   Director of OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   the Manager) (since July 2001); Director of
                   the following investment advisory
                   subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation and
                   Trinity Investment Management Corporation
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 2003); Chairman of the
                   Investment Company's Institute's Board of
                   Governors (since October 2007). Oversees 98
                   portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Edwards and Zack and Mss. Bloomberg and Ruffle, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Legg,
Petersen, Vandehey and Wixted and Mss. Bullington and Ives, 6803 S. Tucson
Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------
                             Other Officers of the Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Chief Compliance Officer of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2006      Management and Shareholder Services, Inc. (since March
Age: 58                 2004); Vice President of OppenheimerFunds Distributor, Inc.,
                        Centennial Asset Management Corporation and Shareholder
                        Services, Inc. (since June 1983). Former Vice President and
                        Director of Internal Audit of the Manager (1997-February
                        2004). An officer of 98 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President of the Manager (since March 1999);
Treasurer and           Treasurer of the Manager and the following: HarbourView
Principal Financial &   Asset Management Corporation, Shareholder Financial
Accounting Officer      Services, Inc., Shareholder Services, Inc., Oppenheimer Real
since 2006              Asset Management, Inc. and Oppenheimer Partnership Holdings,
Age: 49                 Inc. (March 1999-June 2008), OFI Private Investments, Inc.
                        (March 2000-June 2008), OppenheimerFunds International Ltd.
                        (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
                        program established by the Manager) (since June 2003);
                        Treasurer and Chief Financial Officer of OFI Trust Company
                        (trust company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (March 1999-June
                        2008),Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003). An officer of 98 portfolios in the
                        OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian Petersen,         Vice President of the Manager (since February 2007);
Assistant Treasurer     Assistant Vice President of the Manager (August
since 2006              2002-February 2007); Manager/Financial Product Accounting of
Age: 38                 the Manager (November 1998-July 2002). An officer of 98

                        portfolios in the OppenheimerFunds complex.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Stephanie Bullington,   Assistant Vice President of the Manager (since October
Assistant Treasurer     2005); Assistant Vice President of ButterField Fund Services
since 2008              (Bermuda) Limited, part of The Bank of N.T. Butterfield &
Age: 32                 Son Limited (Butterfield) (February 2004-June 2005); Fund
                        Accounting Officer of Butterfield Fund Services (Bermuda)
                        Limited (September 2003-February 2004). An officer of 98
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2006    Counsel (since March 2002) of the Manager; General Counsel
Age: 61                 and Director of the Distributor (since December 2001);
                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds International Distributor Limited (since
                        December 2003); Senior Vice President (May 1985-December
                        2003). An officer of 98 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kathleen T. Ives,       Senior Vice President (since May 2009), Deputy General
Assistant Secretary     Counsel (since May 2008) and Assistant Secretary (since
since 2006              October 2003) of the Manager; Vice President (since 1999)
Age: 43                 and Assistant Secretary (since October 2003) of the
                        Distributor; Assistant Secretary of Centennial Asset
                        Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since
                        1999); Assistant Secretary of OppenheimerFunds Legacy
                        Program and Shareholder Financial Services, Inc. (since
                        December 2001); Vice President (June 1998-May 2009); Senior
                        Counsel of the Manager (October 2003-May 2008). An officer of 98 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President (since May 2004) and Deputy General Counsel
Assistant Secretary     (since May 2008) of the Manager; Associate Counsel of the
since 2006              Manager (May 2004-May 2008); First Vice President (April
Age: 41                 2001-April 2004), Associate General Counsel (December
                        2000-April 2004) of UBS Financial Services Inc. (formerly,
                        PaineWebber Incorporated). An officer of 98 portfolios in
                        the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Taylor V. Edwards,      Vice President (since February 2007) and Associate Counsel
Assistant Secretary     (since May 2009); Assistant Vice President (January
since 2008              2006-January 2007) and Assistant Counsel (January 2006-April
Age : 41                2009) of the Manager; Formerly an Associate at Dechert LLP
                        (September 2000-December 2005). An officer of 98 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Randy G. Legg,          Vice President (since June 2005) and Associate Counsel
Assistant Secretary     (since January 2007) of the Manager; Assistant Vice
since 2008              President (February 2004-June 2005) and Assistant Counsel
Age : 44                (February 2004-January 2007) of the Manager. An officer of
                        98 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Adrienne M. Ruffle,     Vice President (since February 2007) and Assistant Counsel
Assistant Secretary     (since February 2005) of the Manager; Assistant Vice
since 2008              President of the Manager (February 2005-February 2007);
Age : 32                Associate (September 2002-February 2005) at Sidley Austin
                        LLP. An officer of 98 portfolios in the OppenheimerFunds
                        complex.

--------------------------------------------------------------------------------------

Remuneration of the Officers and Trustees. The officers and the interested
Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' and Mr. Reynolds total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2008.

--------------------------------------------------------------------------------------
Name and Other Fund      Aggregate                     Estimated          Total
                                       Retirement
                                        Benefits
                       Compensation    Accrued as       Annual        Compensation
Position(s) (as          From the     Part of Fund   Benefits Upon    From the Fund
applicable)               Fund(1)       Expenses     Retirement(2)  and Fund Complex
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                         Fiscal year ended May 31                      Year ended

                                  ,2009                             December 31, 2008

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $13(4)          N/A         $323,296(5)     $365,000 (6)

      Chairman of the
Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
David K. Downes(7)
 Audit Committee
 Chairman and
 Regulatory &

 Oversight Committee        $11           N/A         $176,328(8)      $335,000(9)
 Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Matthew P. Fink       $13           N/A             N/A           $178,582
Regulatory &
Oversight Committee
Chairman and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Robert G. Galli(10)   $0            N/A         $53,589(11)     $256,019(12)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths      $12(13)         N/A             N/A           $204,625

Audit Committee
Member and Regulatory
& Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee
Member and Governance

Committee Member          $10(14)         N/A             N/A           $168,000

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

      Joel W. Motley      $11(15)         N/A             N/A           $181,533

Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,        $10           N/A           $77,288         $168,000
Jr.
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary Ann Tynan(16)
Regulatory &
Oversight Committee
Member  and
Governance Committee      $10(17)         N/A             N/A            $32,870
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Joseph M. Wikler
Audit Committee
Member and Regulatory

& Oversight Committee    $10((18))        N/A             N/A           $168,000
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Peter I. Wold
Audit Committee
Member and Governance

Committee Member        $10 ((19))        N/A             N/A           $168,000

--------------------------------------------------------------------------------------

     1.  "Aggregate  Compensation  From the  Fund"  includes  fees  and  amounts deferred under the "Compensation Deferral Plan" (described below), if any.

     2. "Estimated  Annual  Benefits Upon  Retirement" is based on a single life payment  election with the assumption  that a Trustee would retire at the age of
75 and would then have been  eligible to receive  retirement  plan benefits with respect to certain Board I Funds, and in the case of Messrs.  Downes and Wruble, with  respect  to ten other  Oppenheimer  funds  that are not Board I Funds (the
"Non-Board I Funds").  The Board I Funds'  retirement plan was frozen  effective
December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant. A similar plan with respect to the Non-Board I Funds was frozen effective December 31, 2007.

     3. Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.

     4.  Includes $5 deferred by Mr.  Wruble  under the  "Compensation  Deferral
Plan."

     This amount  represents the benefit that was paid to Mr. Wruble for serving as a director  or trustee of the  Non-Board I Funds.  Mr.  Wruble has elected to receive a lump sum distributed to the  Compensation  Deferral Plan subsequent to the freezing of the Non-Board I Funds' retirement plan.

     6.  Includes  $140,000  paid to Mr.  Wruble for  serving  as a director  or trustee of the Non-Board I Funds.

     7. Mr.  Downes was  appointed  as Trustee of the Board I Funds on August 1,
2007, which was subsequent to the freezing of the Board I retirement plan.

     8. This  amount  represents  the  benefit  that was paid to Mr.  Downes for serving  as a  director  or trustee of the  Non-Board  I Funds.  Mr.  Downes has elected  to  receive  a lump  sum  payment  subsequent  to the  freezing  of the
Non-Board I Funds' retirement plan.

     9.  Includes  $155,000  paid to Mr.  Downes for  serving  as a director  or trustee of the Non-Board I Funds.

Mr. Galli retired from the Boards of the Board I Funds effective  September
30, 2008.

     11. This amount  represents  the  benefit  that was paid to Mr.  Galli as a director or trustee of the Non-Board I Funds.  Mr. Galli elected to receive this annual benefit in an annuity.

     12.  Includes  $105,000  paid to Mr.  Galli for  serving as a  director  or trustee of the Non-Board I Funds.

     13. Includes $11 deferred by Mr. Griffiths under the Compensation  Deferral
Plan.

     14.  Includes $2 deferred by Ms.  Miller  under the  Compensation  Deferral
Plan.

     15.  Includes $1 deferred by Mr.  Motley  under the  Compensation  Deferral
Plan.

 Ms. Tynan was  appointed as Trustee of the Board I Funds on 16.  October 1,
2008 17. Includes $4 deferred by Ms. Tynan under the Compensation Deferral Plan.
18. Includes $5 deferred by Mr. Wikler under the Compensation Deferral Plan. 19.
Includes $7deferred by Mr. Wold under the Compensation Deferral Plan.

      |X|   Retirement Plan for Trustees.  The Board I Funds adopted a retirement plan that provided for payments to retired Independent Trustees of up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee needed to serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and to serve for at least
15 years to be eligible for the maximum benefit. The Board discontinued the retirement plan with respect to new accruals as of December 31, 2006 (the
"Freeze Date"). Each Trustee that continued to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing
Board Member") was able to elect to have his accrued benefit as of that date
(i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or
(iii) in the case of Continuing Board Members having at least seven years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

      |X|   Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral  Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X|   Major Shareholders.  As of August 21, 2009 the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:

      NFS LLC FEBO  BANK OF  AMERICA  DBA  LABA & CO,  135 S  LaSalle  Street,
      Chicago,  Illinois 60603,  which owned 87,037.463  shares  (representing approximately 10.68% of the shares then outstanding).

      NFS LLC FEBO, Robert E. Landreth and Donna P. Landreth,  110 W Louisiana
      Avenue,  Suite 404, Midland,  Texas 79701, which owned 43,258.945 shares
      (representing 5.31% of the shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at
www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies").  OppenheimerFunds, Inc. ("OFI") generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds.  The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund's Proxy
Voting Guidelines and to maintain records of such portfolio proxy voting. The
Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the
Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

     (1) if the  proposal  that  gives  rise  to the  conflict  is  specifically addressed in the Proxy Voting  Guidelines,  the Manager will vote the  portfolio proxy in accordance with the Proxy Voting Guidelines,  provided that they do not provide discretion to the Manager on how to vote on the matter;

     (2) if such  proposal is not  specifically  addressed  in the Proxy  Voting
Guidelines or the Proxy Voting Guidelines  provide  discretion to the Manager on how to vote,  the Manager will vote in  accordance  with the  third-party  proxy voting agent's general recommended  guidelines on the proposal provided that the
Manager has reasonably  determined  that there is no conflict of interest on the part  of the  proxy  voting  agent;  and

     (3) if neither of the  previous  two  procedures  provides  an  appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain  from  voting.  The Proxy
Voting  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
      The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.
o     The Fund generally supports proposals asking that a majority of directors be independent.  The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.
o     The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
         o  The Fund generally supports proposals to allow shareholders the ability to call special meetings.
o     The Fund generally supports proposals to allow or make easier shareholder action by written consent.
o     The Fund generally votes against proposals to create a new class of stock with superior voting rights.
o     The Fund generally votes against proposals to classify a board.
o     The Fund generally supports proposals to eliminate cumulative voting.
o     The Fund generally opposes re-pricing of stock options without shareholder approval.

o     The Fund generally supports proposals to require majority voting for the election of directors.
o     The Fund generally supports proposals seeking additional disclosure of executive and director pay information.
o     The Fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.
o     The Fund generally supports "pay-for-performance" proposals that align a significant portion of total compensation of senior executives to company performance.
o     The Fund generally supports having shareholder votes on poison pills.
o     The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.
o     In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.  The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager handles its day-to-day business, and the agreement permits the Manager to enter into Sub-Advisory agreements with other registered investment advisors to obtain specialized services for the Fund, as long as the Fund is not obligated to pay any additional fee for those services. The Manager has retained the Sub-Adviser pursuant to a separate Sub-Advisory Agreement, described below, under which the Sub-Adviser buys and sells portfolio securities for the Fund. The portfolio managers of the Fund are employed by the Sub-Adviser and are the persons who are principally responsible for the day-to-day management of the
Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

    The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to the shares based upon the relative proportion of the Fund's net assets. The management fee paid by the Fund to the Manager during its last fiscal year was:

 -------------------------------------------------------------------------------

   Fiscal Years Ended 5/31   Management Fees Paid to OppenheimerFunds, Inc.(1)

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

            2008                                  $13,648

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

            2009                                  $33,321

 -------------------------------------------------------------------------------

  (1) Includes subadvisory fees paid by the Manager to the Sub-Adviser.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

The Sub-Adviser. The Sub-Adviser is an indirect wholly owned subsidiary of
Massachusetts Mutual Life Insurance Company ("MassMutual"), the parent company of the Manager.

|X|   The Sub-Advisory Agreement. Under the Sub-Advisory Agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. The
Sub-Adviser also agrees to provide assistance in the distribution and marketing of the Fund.

      Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Adviser under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The Manager will pay the Sub-Adviser a fee based on the investment management fee received by the Manager from the
Fund, which shall be calculated after any investment management fee waivers
(voluntary or otherwise). Notwithstanding the foregoing, if the Manager, without the Sub-Adviser's concurrence, agrees to voluntarily waive a portion of the investment management fee the Fund is required to pay to the Manager, the Sub-Adviser's fee hereunder shall be based upon the investment management fee the Fund would have to pay exclusive of any such waiver agreed to by the
Manager in its sole discretion.

The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable for any error in judgment or mistake of law and shall not be subject to any expenses or liability to the
Manager, the Fund or any of the Fund's shareholders, in connection with the matters to which the agreement relates.

Pending Litigation.  During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds
("Defendant Funds") advised by the Manager and distributed by the Distributor
- excluding the Fund.  The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant
Funds.  The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period.  The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such
Defendant Fund and the other defendants violated federal securities laws and regulations.  The plaintiffs seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.

      A complaint has been brought in state court against the Manager, the
Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

      Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the
Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm ("Madoff") and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others.  They seek unspecified damages, equitable relief and an award of attorneys' fees and litigation expenses.  None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or
Directors.  None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.

      The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously.  The Defendant Funds'
Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits.  While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the
Manager believes that these suits should not impair the ability of the
Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.

      Portfolio Managers. The Fund's portfolio is managed by David Bertocchi and Nathan Griffiths (the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

      Other Accounts Managed by the Portfolio Managers. In addition to managing the Fund's investment portfolio, Mr. Bertocchi and Mr. Griffiths manage other investment portfolios, on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those portfolios as of June 30, 2009:

   ----------------------------------------------------------------------------
   Portfolio Manager        Type of Account         Number of    Approximate
                                                    Accounts     Asset Size*
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   David Bertocchi    Registered Investment             1            $98
                      Companies                         4           $750
                      Other Pooled Investment          12           $894
                      Vehicles
                      Other Accounts

   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------

   Nathan Griffiths   Registered Investment             1           $304
                      Companies                         3            $21
                      Other Pooled Investment           2           $137
                      Vehicles
                      Other Accounts

   ----------------------------------------------------------------------------
    * In millions

      The  potential  for  conflicts  of  interest  may exist when a portfolio manager  has  responsibilities  for  the  day-to-day  management  of  multiple accounts.  The  Sub-Adviser has identified  areas where material  conflicts of interest are most likely to arise,  and has adopted  policies  and  procedures that it believes are reasonably designed to address such conflicts.

      It is possible that an investment  opportunity  may be suitable for both the Fund and other accounts managed by the Portfolio Managers,  but may not be available in sufficient  quantities  for both the Fund and the other  accounts to participate fully.  Similarly,  there may be limited opportunity to sell an investment  held  by  the  Fund  and  another  account.  The  Sub-Adviser  has procedures in place to ensure fair  treatment of clients in the  allocation of trades.  Trades are  pre-allocated  to the relevant  accounts before the order is  relayed to the  broker.  Monitoring  is  undertaken  on a sample  basis by compliance to verify that the procedures  governing  fair  allocation and fair participation  have been  followed and that there are no related  issues which give rise to any concerns.

      Other  conflicts  of  interest  may arise as a result  of the  Portfolio
Managers  managing both the Fund's  investments  and the  investments of other accounts,  and the above is not a complete  description  of every  conflict of interest that could be deemed to exist.

      Compensation of the Portfolio Managers: The Sub-Adviser's  philosophy on compensation  focuses on allowing key employees to  participate in the success of the Sub-Adviser.  The Sub-Adviser is incentive oriented,  in the sense that contribution  to client results is more important than an  individual's  title or longevity with the company in determining their total  compensation.  There are three components to the compensation package.

          A competitive base salary.
          An annual bonus. For investment  professionals,  at least 2/3 of the bonus is based on investment  performance.  The  Sub-Adviser has put in place a detailed  analytical system which tracks the 1 and 3 year performance  of the  investment  professionals.  The  remainder is a subjective  assessment  of the  individual's  sharing of  investment insights  company-wide  and their  efforts  in client  service.  The
          benefits   of   this   approach   are   in  the   transparency   and
          accountability that this methodology brings.
          An equity-based  long-term  incentive award.  Approximately  100 key
          employees,   including  the  majority  of  the   investment   staff,
          participate.   Each  year  a  significant   portion  of  bonuses  is
          invested  directly  in  phantom  equity  in the  Sub-Adviser.  These shares  are  valued  quarterly  based on a  formula  linked  to firm revenues,  profits,  and assets under  management.  Equity ownership in the  Sub-Adviser  is  designed to promote a  partnership  culture within the organization.

      Ownership  of Fund  Shares:  As of the date of this SAI,  the  Portfolio
Managers did not own any shares of the Fund.

      Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

     Brokerage Practices Followed by the Sub-Adviser. Under the Sub-Advisory
Agreement and as permitted by Section 28(e) of the Securities Exchange Act of
1934, the Sub-Adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the Sub-adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the
Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Sub-Adviser's overall responsibilities to the
Fund and to its other clients. The term "brokerage and research services"
includes: providing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     Research provided by brokers is used for the benefit of all of the
Sub-Adviser's clients and not solely or necessarily for the benefit of the
Fund. The Sub-Adviser attempts to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the sub-advisers as a consideration in the selection of brokers to execute portfolio transactions.

     The investment advisory fee that the Fund pays on behalf of the Fund to the Manager will not be reduced as a consequence of the Sub-Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to the Sub-Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Sub-Adviser in carrying out its obligations to the Fund.

     Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Sub-Adviser to effect portfolio brokerage transactions under procedures adopted by the
Board. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

     The investment advisory agreement and the Sub-Advisory Agreement permit the Manager and the Sub-Adviser to allocate brokerage for research services.
The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Adviser and its affiliates.
The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Adviser's other accounts. Investment research may be supplied to the Sub-Adviser by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Adviser in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees may permit the Sub-Adviser to use stated
commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Sub-Adviser that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Sub-Adviser to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the
Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.
The Sub-Adviser provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the
Sub-Adviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended May 31, 2008 and 2009 the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended May 31, 2009, the Fund paid $4,035 in commissions to firms that provide brokerage and research services to the Fund with respect to
$16,308,766 of aggregate portfolio transactions.

-------------------------------------------------------------------------
  Fiscal Year Ended May 31,    Total Brokerage Commissions Paid by the
                                                Fund*
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            2008                               $ 11,982
-------------------------------------------------------------------------
-------------------------------------------------------------------------

            2009                               $19,799

-------------------------------------------------------------------------
  *  Amounts do not include spreads or commissions on principal transactions on a net trade basis.

            Payments to Fund Intermediaries

      Payments may be made by the Manager or Distributor out of their respective resources and assets at the discretion of the Manager and/or the
Distributor. These payments are often referred to as "revenue sharing"
payments. These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain wrap fee sponsors and programs, transaction processing or other services.

      The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA. Payments are made based on the guidelines established by the
Manager and Distributor, subject to applicable law.

        These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. You should ask your wrap-fee sponsor for information about any payments it receives from the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a wrap-fee sponsor's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the wrap-fee sponsor's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in wrap-fee programs;
o     placement on the sponsor's list of offered funds and providing representatives of the Distributor with access to a sponsor's sales meetings, sales representatives and management representatives.

Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a wrap fee sponsor's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how those returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The total returns of the shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

            In calculating total returns for Class W shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below).

o     Average Annual Total Return. The "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                ERV l/n   - 1  = Average Annual Total  Return
                -------
                   P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class W shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

             ATV  1/n
             ----D       - 1 = Average Annual Total Return (After Taxes
              P                on Distributions)

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class W shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

     ATV    1/n
    ------DR    - 1  = Average Annual Total Return (After Taxes on Distributions
     P                 and Redemptions)

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                    ERV - P
                    ---------   = Total Return
                        P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class W shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 5/31/2009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
                                                (or life of       (or life of
                                               class if less)   class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class     -35.81%  -35.81%  -36.34%  -36.34%  -20.68%  -20.68%   N/A      N/A
W(1)

---------------------------------------------------------------------------------

1.    Inception of Class W:   7/2/07

-----------------------------------------------------------------------------

  Average Annual Total Returns For Class W(1) shares (After Sales Charge)
                      For the Periods Ended 5/31/2009

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year         5-Years         10-Years
                                              (or life of      (or life of
                                             class if less)  class if less)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions    -36.75%         -21.81%            N/A

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                  -23.21%         -17.64%            N/A

Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------

   1. Inception of Class W: 7/2/07

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its share class by Lipper, Inc. ("Lipper").
Lipper is a widely-recognized independent mutual fund monitoring service.
Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.
Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its share class by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges and loads), placing more emphasis on downward variations and rewarding consistent performance. The top
10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. Government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

      About Your Account

      How to Buy Shares. The Fund currently offers one class of shares.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. Investors cannot purchase shares directly from the Fund.

      When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the
Fund. The Fund will not issue or re-register physical share certificates.

      Shares of the Fund are sold without a direct sales charge. The Fund is an investment option for certain "wrap-fee" program accounts managed by OFI
PI, for which OFI PI receives compensation pursuant to an investment advisory agreement. "Wrap-fee" program participants pay a "wrap-fee" to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or its affiliates. The "wrap-fee" or other program brochure provided to you by the sponsor or your adviser includes information about the fees charged to you. You should read it carefully.

      The Fund or the Distributor may suspend the continuous offering of the
Fund's shares at any time in response to conditions in the securities markets or otherwise and may resume offering shares from time to time. Any order may be rejected by the Fund or the Distributor.

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the
Fund's net assets by the number of shares that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr.
Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not, at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. Government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

            Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor, through his or her "wrap-fee" program sponsor, is responsible for that loss.
If the "wrap-fee" program sponsor on the investor's behalf fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

      How to Sell Shares. The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus. There will be no charge for redeeming shares of the Fund.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the
Fund uses to value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

      Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days) through the "wrap-fee" sponsor. The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

      Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by the Fund will vary from time to time depending on market conditions and the composition of the
Fund's portfolio.

      If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Returned checks for the proceeds of other redemptions will be invested in shares of
Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the
Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue
Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisors with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income including net income derived from an interest in a qualified publicly traded partnership.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government are treated as U.S. Government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long-term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the
Fund may elect to "mark-to-market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

      Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of 250,000 are not protected by the federal deposit insurance corporation ("FDIC"). The FDIC protected amount will fall to $100,000 on
January 1, 2014 unless the higher limit is extended by legislation. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services. KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Legal Counsel. Kramer Levin Naftalis & Frankel LLP serves as legal counsel for the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

OPPENHEIMER BARING SMA INTERNATIONAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Baring SMA International Fund, including the statement of investments, as of May 31, 2009, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period July 2, 2007 commencement of operations) to May 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Baring SMA International Fund as of May 31, 2009, the results of its operations and cash flows for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period July 2,
2007 (commencement of operations) to May 31, 2008, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP
/s/ KPMG LLP
Denver, Colorado
July 20, 2009

STATEMENT OF INVESTMENTS May 31, 2009

                                                            SHARES       VALUE
                                                           -------    ----------
COMMON STOCKS--97.0%
CONSUMER DISCRETIONARY--4.8%
HOTELS, RESTAURANTS & LEISURE--4.8%
Tui Travel plc                                              56,517    $  228,832
                                                                      ----------
CONSUMER STAPLES--13.8%
FOOD & STAPLES RETAILING--4.4%
Seven & I Holdings Co. Ltd.                                  8,600       208,235
                                                                      ----------
HOUSEHOLD PRODUCTS--9.4%
Reckitt Benckiser
Group plc                                                    5,167       223,734
UNI-CHARM Corp.                                              3,200       223,342
                                                                      ----------
                                                                         447,076

ENERGY--15.0%
OIL, GAS & CONSUMABLE FUELS--15.0%
Eni SpA                                                      9,363       226,658
Niko Resources Ltd.                                          3,471       243,248
Oil Search Ltd.                                             54,563       239,611
                                                                      ----------
                                                                         709,517

FINANCIALS--19.0%
CAPITAL MARKETS--4.7%
Julius Baer Holding AG                                       5,210       221,989
                                                                      ----------
INSURANCE--14.3%
Admiral Group plc                                           16,073       224,403
Muenchener Rueckversicherungs-Gesellschaft AG                1,681       233,961
Scor Se                                                     10,505       221,520
                                                                      ----------
                                                                         679,884
                                                            SHARES       VALUE
                                                           -------    ----------

HEALTH CARE--9.4%
BIOTECHNOLOGY--4.6%
Grifols SA                                                  12,199    $  219,539
                                                                      ----------
LIFE SCIENCES TOOLS & SERVICES--4.8%
Lonza Group AG                                               2,213       228,388
                                                                      ----------
INDUSTRIALS--9.6%
COMMERCIAL SERVICES & SUPPLIES--4.7%
De La Rue plc                                               16,485       221,226
                                                                      ----------
ROAD & RAIL--4.9%
Tokyu Corp.                                                 51,000       232,189
                                                                      ----------
INFORMATION TECHNOLOGY--5.2%
IT SERVICES--5.2%
Redecard SA                                                 17,000       245,375
                                                                      ----------
MATERIALS--15.4%
CHEMICALS--5.0%
Israel Chemicals Ltd.                                       21,132       238,914
                                                                      ----------
METALS & MINING--10.4%
Centamin Egypt Ltd. (1)                                    176,009       247,499
Peter Hambro
Mining plc                                                  22,688       243,744
                                                                      ----------
                                                                         491,243

TELECOMMUNICATION SERVICES--4.8%
WIRELESS TELECOMMUNICATION SERVICES--4.8%
NTT DoCoMo, Inc.                                               151       225,834
                                                                      ----------
TOTAL INVESTMENTS, AT VALUE (COST $4,239,243)                 97.0%    4,598,241
                                                                      ----------
OTHER ASSETS NET OF LIABILITIES                                3.0       141,103
                                                           -------    ----------
NET ASSETS                                                   100.0%   $4,739,344
                                                           =======    ==========

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investment was determined based on the following inputs as of May 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
                                               --------------   ---------------
Level 1--Quoted Prices                           $2,090,920           $--
Level 2--Other Significant Observable Inputs      2,507,321            --
Level 3--Significant Unobservable Inputs                 --            --
                                                 ----------           ---
Total                                            $4,598,241           $--
                                                 ==========           ===

*    Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date.
     Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN
DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE
VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS      VALUE     PERCENT
-------------------   ----------   -------
United Kingdom        $1,141,939     24.8%
Japan                    889,600     19.4
Australia                487,110     10.6
Switzerland              450,377      9.8
Brazil                   245,375      5.3
Canada                   243,248      5.3
Israel                   238,914      5.2
Germany                  233,961      5.1
Italy                    226,658      4.9
France                   221,520      4.8
Spain                    219,539      4.8
                      ----------    -----
Total                 $4,598,241    100.0%
                      ==========    =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES May 31, 2009

ASSETS
Investments, at value (cost $4,239,243)--see accompanying statement of
   investments                                                             $ 4,598,241
                                                                           -----------
Receivables and other assets:
Investments sold                                                               501,918
Dividends                                                                       15,752
Other                                                                            1,590
                                                                           -----------
Total assets                                                                 5,117,501
LIABILITIES
Bank overdraft                                                                 287,146
                                                                           -----------
Payables and other liabilities:
Shares of beneficial interest redeemed                                          46,007
Legal, auditing and other professional fees                                     40,228
Shareholder communications                                                       3,253
Transfer and shareholder servicing agent fees                                      222
Trustees' compensation                                                              69
Other                                                                            1,232
                                                                           -----------
Total liabilities                                                              378,157
                                                                           -----------
NET ASSETS                                                                 $ 4,739,344
                                                                           ===========
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                 $       820
                                                                           -----------
Additional paid-in capital                                                   8,511,781
                                                                           -----------
Accumulated net investment income                                               89,333
                                                                           -----------
Accumulated net realized loss on investments and foreign currency
   transactions                                                             (4,229,343)
                                                                           -----------
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                    366,753
                                                                           -----------
NET ASSETS--applicable to 820,430 shares of beneficial interest
   outstanding                                                             $ 4,739,344
                                                                           ===========
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE   $      5.78

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS For the Year Ended May 31, 2009

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $13,836)                   $   275,951
                                                                          -----------
Interest                                                                        5,249
                                                                          -----------
Total investment income                                                       281,200

EXPENSES
Management fees                                                                33,321
                                                                           -----------
Legal, auditing and other professional fees                                    52,397
                                                                           -----------
Shareholder communications                                                     19,805
                                                                           -----------
Transfer and shareholder servicing agent fees                                   2,092
                                                                           -----------
Custodian fees and expenses                                                       676
                                                                           -----------
Trustees' compensation                                                            113
Other                                                                           5,004
                                                                          -----------
Total expenses                                                                113,408
Less waivers and reimbursements of expenses                                  (111,203)
                                                                          -----------
Net expenses                                                                    2,205
                                                                          -----------
NET INVESTMENT INCOME                                                         278,995

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments                                                                (2,996,717)
Foreign currency transactions                                                (929,110)
                                                                          -----------
Net realized loss                                                          (3,925,827)
                                                                          -----------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                   107,969
Translation of assets and liabilities denominated in foreign currencies       (53,308)
                                                                          -----------
Net change in unrealized appreciation                                          54,661
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(3,592,171)
                                                                          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED      PERIOD ENDED
                                                                          MAY 31, 2009   MAY 31, 2008(1)
                                                                          ------------   ---------------

OPERATIONS
Net investment income                                                     $   278,995     $   86,964
                                                                          -----------     ----------
Net realized loss                                                          (3,925,827)      (205,833)
                                                                          -----------     ----------
Net change in unrealized appreciation                                          54,661        312,092
                                                                          -----------     ----------
Net increase (decrease) in net assets resulting from operations            (3,592,171)       193,223

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                         (246,899)       (31,387)
                                                                          -----------     ----------
Distributions from net realized gain                                               --        (96,023)

BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from beneficial interest
   transactions                                                             2,780,481      5,632,120

NET ASSETS

Total increase (decrease)                                                  (1,058,589)     5,697,933
                                                                          -----------     ----------
Beginning of period                                                         5,797,933        100,000(2)
                                                                          -----------     ----------
End of period (including accumulated net investment income of $89,333
   and $55,695, respectively)                                             $ 4,739,344     $5,797,933
                                                                          ===========     ==========

(1.) For the period from July 2, 2007 (commencement of operations) to May 31,
     2008.

(2.) Reflects the value of the Manager's initial seed money investment on June
     15, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS For the Year Ended May 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations                                $ (3,592,171)
                                                                          ------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                          (10,066,508)
Proceeds from disposition of investment securities                           6,849,399
Short-term investment securities, net                                           10,737
Net realized loss on investments                                             3,925,827
Net change in unrealized appreciation on investments                           (54,661)
Increase in interest receivable                                                (11,942)
Increase in receivable for securities sold                                    (501,918)
Increase in other assets                                                          (736)
Increase in payable for accrued expenses                                        14,214
                                                                          ------------
Net cash used in operating activities                                       (3,427,759)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold                                                    6,844,929
Proceeds from bank overdraft                                                   287,146
Payments on shares redeemed                                                 (4,090,245)
Cash distributions paid                                                       (105,806)
                                                                          ------------
Net cash provided by financing activities                                    2,936,024
                                                                          ------------
Net decrease in cash                                                          (491,735)
                                                                          ------------
Cash, beginning balance                                                        491,735
                                                                          ------------
Cash, ending balance                                                      $         --
                                                                          ============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $141,093.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

YEAR ENDED MAY 31,                                                          2009     2008(1)
------------------                                                        -------    -------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                      $  9.48    $10.00
                                                                          -------    ------
Income (loss) from investment operations:
Net investment income(2)                                                      .28(3)    .31
Net realized and unrealized loss                                            (3.77)     (.21)
                                                                          -------    ------
Total from investment operations                                            (3.49)      .10
                                                                          -------    ------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                         (.21)     (.15)
Distributions from net realized gain                                           --      (.47)
                                                                          -------    ------
Total dividends and/or distributions to shareholders                         (.21)     (.62)
                                                                          -------    ------
Net asset value, end of period                                            $  5.78    $ 9.48
                                                                          =======    ======
TOTAL RETURN, AT NET ASSET VALUE(4)                                        (36.34)%    0.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                  $ 4,739    $5,798
                                                                          -------    ------
Average net assets (in thousands)                                         $ 5,958    $2,677
                                                                          -------    ------
Ratios to average net assets:(5)
Net investment income                                                        4.68%(3)  3.55%
Total expenses                                                               1.90%     2.82%
Expenses after payments, waivers and/or reimbursements and reduction to
   custodian expenses                                                        0.04%     0.01%
                                                                          -------    ------
Portfolio turnover rate                                                       126%       83%

(1.) For the period from July 2, 2007 (commencement of operations) to May 31,
     2008.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Net investment income per share and the net investment income ratio include
     $0.10 and 1.64%, respectively, resulting from a dividend from De La Rue plc in November 2008.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Baring SMA International Fund (the "Fund") is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end investment management company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is
OppenheimerFunds, Inc. (the "Manager"). The Manager has entered into a sub-advisory agreement with Baring International Investment Limited (the
"Sub-Adviser").

     Shares of the Fund may be purchased only by or on behalf of separately managed account clients ("wrap-fee" accounts) who have retained OFI Private
Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.

     The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB
Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS,
establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the
Fund's investments under these levels of classification is included following the Statement of Investments.

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of
Trustees or dealers. These securities are typically classified within Level 1 or
2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the  security  reported on the  principal  exchange on which traded,  prior to the time when the Fund's  assets are valued.  Securities whose principal  exchange is NASDAQ(R) are valued based on the official  closing prices  reported by NASDAQ prior to the time when the Fund's  assets are valued.
In the absence of a sale,  the  security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid"
and  "asked"  prices,  and if not,  at the current  day's  closing bid price.  A foreign  security traded on a foreign  exchange is valued based on the last sale price on the principal  exchange on which the security is traded,  as identified by the portfolio pricing service used by the Manager, prior to the time when the
Fund's  assets are valued.  In the absence of a sale,  the security is valued at the most recent official closing price on the principal  exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the
Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on:
changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

     There have been no significant changes to the fair valuation methodologies during the period.

     FOREIGN CURRENCY TRANSLATION.  The Fund's accounting records are maintained in U.S. dollars. The values of securities  denominated in foreign currencies and amounts  related to the  purchase  and sale of foreign  securities  and  foreign investment  income  are  translated  into  U.S.  dollars  as of the close of the
Exchange,  normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.  Foreign  exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                       NET UNREALIZED
                                                      APPRECIATION
                                                      BASED ON COST OF
                                   ACCUMULATED        SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED        LOSS          OTHER INVESTMENTS
NET INVESTMENT     LONG-TERM       CARRYFORWARD      FOR FEDERAL INCOME
   INCOME              GAIN       (1, 2, 3, 4, 5)      TAX PURPOSES
--------------   -------------   ----------------   -------------------
    $89,375            $--           $4,058,221           $195,631

(1.) As of May 31, 2009, the Fund had $1,601,600 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of May 31, 2009, details of the capital loss carryforward were as follows:

EXPIRING
--------
2017        $1,601,600

(2.) As of May 31, 2009, the Fund had $2,452,983 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

(3.) The Fund had $3,638 of post-October foreign currency losses which were deferred.

(4.) During the fiscal year ended May 31, 2009, the Fund did not utilize any capital loss carryforward.

(5.) During the fiscal year ended May 31, 2008, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for May 31, 2009. Net assets of the Fund were unaffected by the reclassifications.

  INCREASE TO      INCREASE TO
  ACCUMULATED    ACCUMULATED NET
NET INVESTMENT    REALIZED LOSS
    INCOME        ON INVESTMENTS
--------------   ---------------
    $1,542            $1,542

The tax character of distributions paid during the year ended May 31, 2009 and period ended May 31, 2008 was as follows:

                            YEAR ENDED    PERIOD ENDED
                           MAY 31, 2009   MAY 31, 2008
                           ------------   ------------
Distributions paid from:
Ordinary income              $246,899       $127,410

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted in the following table.
The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities          $4,410,365
Federal tax cost of other investments       48,150
                                        ----------
Total federal tax cost                  $4,458,515
                                        ==========
Gross unrealized appreciation           $  670,704
Gross unrealized depreciation             (475,073)
                                        ----------
Net unrealized appreciation             $  195,631
                                        ==========

TRUSTEES'  COMPENSATION.  The Board of Trustees has adopted a  compensation deferral plan for independent  trustees that enables  trustees to elect to defer receipt of all or a portion  of the annual  compensation  they are  entitled  to receive  from the Fund.  For  purposes  of  determining  the amount  owed to the
Trustee  under the plan,  deferred  amounts are treated as though  equal  dollar amounts had been  invested in shares of the Fund or in other  Oppenheimer  funds selected by the Trustee.  The Fund  purchases  shares of the funds  selected for deferral  by the  Trustee  in  amounts  equal to his or her  deemed  investment, resulting in a Fund asset equal to the  deferred  compensation  liability.  Such assets are  included as a component of "Other"  within the asset  section of the
Statement of Assets and  Liabilities.  Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not  materially  affect the
Fund's assets,  liabilities or net investment income per share.  Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS.  The Fund's organizational  documents provide current and former trustees and officers with a limited  indemnification against liabilities arising in connection  with the  performance of their duties to the Fund. In the normal course of business,  the Fund may also enter into  contracts that provide general  indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future  claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED             PERIOD ENDED
                                   MAY 31, 2009         MAY 31, 2008(1, 2)
                              ----------------------   --------------------
                               SHARES       AMOUNT      SHARES     AMOUNT
                              --------   -----------   -------   ----------
Sold                           966,230   $ 6,775,640   614,103   $5,741,631
Dividends and/or
   distributions reinvested     28,972       141,093       254        2,498
Redeemed                      (786,561)   (4,136,252)  (12,568)    (112,009)
                              --------   -----------   -------   ----------
Net increase                   208,641   $ 2,780,481   601,789   $5,632,120
                              ========   ===========   =======   ==========

(1.) For the period from July 2, 2007 (commencement of operations) to May 31,
     2008.

(2.) The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on June 15, 2007.

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended May 31, 2009, were as follows:

                         PURCHASES       SALES
                        -----------   ----------
Investment securities   $10,066,508   $6,849,399

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.56% of the average annual net assets of the
Fund. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the Fund.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended May 31, 2009, the Fund paid
$1,933 to OFS for services to the Fund.

SUB-ADVISER  FEES.  The  Manager  retains  the  Sub-Adviser  to provide the day-to-day portfolio management of the Fund. The Manager, not the Fund, pays the
Sub-Adviser an annual fee under the Sub-Advisory  Agreement  between the Manager and the Sub-Adviser.  The Manager will pay the Sub-Adviser, in proportion to the
Fund's assets comprising the wrap-fee"  strategy,  a fee based on the investment management fee collected by OFI PI, pursuant to investment management agreements with clients or managed  account program  sponsors,  who have retained OFI PI as part of a "wrap-fee" program.

OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the independent
Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program sponsor. During the year ended May 31, 2009, the Manager waived management fees in the amount of $33,321. During the year ended May 31, 2009, the Manager reimbursed expenses in the amount of $77,882.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

     Forward contracts are reported on a schedule following the Statement of
Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and
Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S.
dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

     Additional associated risk to the Fund includes counterparty credit risk.
Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

     As of May 31, 2009, the Fund had no outstanding forward contracts.

6. PENDING LITIGATION

During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the "Defendant Funds") advised by the Manager and distributed by the
Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant
Fund contained misrepresentations and omissions, that such Defendant Fund's investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys'
fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the
Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust.
The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys' fees and litigation expenses.

     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm
("Madoff") and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys' fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the
Oppenheimer funds invested in any funds or accounts managed by Madoff.

     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds' Boards of
Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the
Distributor to perform their respective duties to the Fund.

                  Oppenheimer Baring SMA International Fund

Internet Website:
      www.ofiprivateinvestments.com

Investment Adviser

      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Kramer Levin Naftalis & Frankel LLP
      1177 Avenue of the Americas
      New York, New York  10036

(OppenheimerFunds logo)

PX0841.001.0809

                  OPPENHEIMER BARING SMA INTERNATIONAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. - Exhibits

(a)   (i) Declaration of Trust dated June 5, 2006: Previously filed with
Registrant's Initial Registration Statement (Reg. No. 333-135524) on June 30,
2006, and incorporated herein by reference.

      (ii) Amended and Restated Declaration of Trust dated February 28, 2007:
Previously filed with Registrant's Pre-Effective No. 2 to the Registration
Statement (Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

(b)   (i) By-Laws dated June 5, 2006:  Previously filed with Registrant's
Initial Registration Statement (Reg. No. 333-135524) on June 30, 2006, and
incorporated herein by reference.

      (ii) Amended and Restated By-Laws dated February 28, 2007: Previously filed with Registrant's Pre-Effective No. 2 to the Registration Statement
(Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

(c)   Not applicable.

(d)   (i) Investment Advisory Agreement dated June 1, 2007:  Previously filed with Registrant's Pre-Effective No. 2 to the Registration Statement (Reg. No.
333-135524) on June 22, 2007, and incorporated herein by reference.

      (ii) Form of Sub-Advisory Agreement: Previously filed with Registrant's
Pre-Effective No. 2 to the Registration Statement (Reg. No. 333-135524) on
June 22, 2007, and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated June 1, 2007: Previously filed with Registrant's Pre-Effective No. 2 to the Registration Statement
(Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850),
(10/23/06), and incorporated herein by reference.

      (v)     Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f)   (i)   Amended and Restated Retirement Plan for Non-Interested Trustees
or Directors dated 1/01/05: Previously filed with Post-Effective Amendment
No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg.
No. 333-121449), (5/29/09), and incorporated herein by reference.

      (ii)  Amended & Restated Compensation Deferral Plan for Eligible
Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment
No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No.
333-121449), (5/29/09), and incorporated herein by reference.

(g)   Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

(h)   Fee Waiver and Expense Reimbursement Agreement dated May 17, 2007:
Previously filed with Registrant's Pre-Effective No. 2 to the Registration
Statement (Reg. No. 333-135524) on June 22, 2007, and incorporated herein by reference.

(i)   Opinion and Consent of Counsel dated June 27, 2007: Previously filed with Registrant's Pre-Effective No. 3 to the Registration Statement (Reg. No.
333-135524) on June 27, 2007, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated June
1, 2007: Previously filed with Registrant's Pre-Effective No. 2 to the
Registration Statement (Reg. No. 333-135524) on June 22, 2007, and
incorporated herein by reference.

(m)   (i) Not applicable.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/20/08: Previously filed with the Post-Effective Amendment No. 23 to the
Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No.
333-128848), (11/26/08), and incorporated herein by reference.

(o) (i)  Power of Attorney for all Trustees/Directors and Brian Wixted, with the exception of Mary Ann Tynan, dated February 14, 2008: Previously filed with Pre-Effective Amendment No. 2 to the Initial Registration Statement of
Oppenheimer Transition 2025 Fund (333-147847) (2/21/08).

   (ii)   Power of Attorney for Mary Ann Tynan, dated October 1, 2008:
Previously filed with Post-Effective Amendment No. 43 to the Registration
Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590),
10/28/08, and incorporated herein by reference.

(p)     Amended and Restated Code of Ethics of the Oppenheimer Funds dated
August 30, 2007 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105),
(09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

------------------------------------------------------------------------------------------
Name and Current
Position with           Other Business and Connections During the Past Two Years
OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Timothy L. Abbuhl,      Treasurer  of  Centennial  Asset  Management  Corporation;   Vice
Vice President          President   and   Assistant    Treasurer   of    OppenheimerFunds
                        Distributor, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Patrick Adams           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert Agan,            Senior Vice President of  Shareholder  Financial  Services,  Inc.
Senior Vice President   and    Shareholders    Services,    Inc.;   Vice   President   of
                        OppenheimerFunds  Distributor,  Inc., Centennial Asset Management
                        Corporation and OFI Private Investments Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Carl Algermissen,       Assistant Secretary of Centennial Asset Management Corporation.
Vice President &
Associate Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor Alino,           Formerly  Senior  Manager  at  Bayer  Healthcare  Pharmaceuticals
Vice President          (April 2006 - December 2008).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Amato,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nicole Andersen,        None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Raymond Anello,         Formerly  Portfolio Manager of Dividend  Strategy/Sector  Analyst
Vice President          for Energy/Utilities at RS Investments (June 2007- April 2009).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Janette Aprilante,      Secretary  (since December 2001) of:  Centennial Asset Management
Vice President &        Corporation,   OppenheimerFunds  Distributor,  Inc.,  HarbourView
Secretary               Asset Management Corporation (since June 2003),  Oppenheimer Real
                        Asset Management,  Inc.,  Shareholder  Financial Services,  Inc.,
                        Shareholder   Services,   Inc.,  Trinity  Investment   Management
                        Corporation   (since  January  2005),   OppenheimerFunds   Legacy
                        Program,  OFI Private  Investments Inc. (since June 2003) and OFI
                        Institutional   Asset   Management,   Inc.   (since  June  2003).
                        Assistant Secretary of OFI Trust Company (since December 2001).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Hany S. Ayad,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Paul Aynsley,           Formerly  Vice  President  at Kepler  Equities  (December  2006 -
Vice President          February 2008)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
James F. Bailey,        Senior Vice President of Shareholder Services,  Inc. (since March
Senior Vice President   2006).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert Baker,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John Michael Banta,     None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Barnes,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Adam Bass,              None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kevin Baum,             None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jeff Baumgartner,       Vice President of HarbourView Asset Management Corporation.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Marc Baylin,            Vice President of OFI Institutional Asset Management, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Todd Becerra,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kathleen Beichert,      Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gerald B. Bellamy,      Vice President (Sales Manager of the  International  Division) of
Vice President          OFI Institutional Asset Management, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Emanuele Bergagnine,    Assistant Vice President of OFI  Institutional  Asset Management,
Assistant Vice          Inc.
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert Bertucci,        None
Assistant Vice
                                    President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rajeev Bhaman,          Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Craig Billings,         None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mark Binning,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Julie Blanchard,        Formerly  Fund  Accounting  Manager  at  OppenheimerFunds,   Inc.
Assistant Vice          (April 2006 - February 2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Beth Bleimehl,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President &
Deputy General Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Veronika Boesch,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Chad Boll,              None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Antulio N. Bomfim,      None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michelle Borre Massick, None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lori E. Bostrom,        Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President &
Deputy General Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David J. Bowers         Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John Boydell,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard Britton,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Garrett C. Broadrup,    None
Vice President &
Assistant Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Bromberg,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Holly Broussard,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Roger Buckley,          Formerly  Manager  in  Finance  (May  2006 -  February  2008)  at
Assistant Vice          OppenheimerFunds, Inc.
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Carla Buffulin,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Stephanie Bullington,   None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Paul Burke,             None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mark Burns,             None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JoAnne Butler,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christine Calandrella,  Formerly  Director  of Empower  Network  (March  2007 - September
Assistant Vice          2007).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dale Campbell.          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Debra Casey,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa Chaffee,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ronald Chibnik,         None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Patrick Sheng Chu,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brett Clark,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jennifer Clark,         Formerly  Manager  at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice          February   2008).   Assistant   Vice   President  at  Shareholder
President               Financial Services,  Inc.,  Shareholder  Services,  Inc., and OFI
                        Private Investments Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
H.C. Digby Clements,    None
Senior Vice President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas Closs,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David Cole,             Formerly  Manager  at  OppenheimerFunds,  Inc (May 2006 - January
Assistant Vice          2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eric Compton,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gerald James            None
Concepcion,
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Susan Cornwell,         Senior Vice President of  Shareholder  Financial  Services,  Inc.
Senior Vice President   and    Shareholder    Services,    Inc.;    Vice   President   of
                        OppenheimerFunds  Distributor,  Inc., Centennial Asset Management
                        Corporation and OppenheimerFunds Legacy Program.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Cheryl Corrigan,        None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Scott Cottier,          None
Vice President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William Couch,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Geoffrey Craddock       Formerly   Senior  Vice   President   and  Head  of  Market  Risk
Senior Vice President   Management for CIBC.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Terry Crady,            Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
George Curry,           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kevin Dachille,         None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rushan Dagli,           Vice  President  of OFI  Private  Investments  Inc.,  Shareholder
Vice President          Financial Services, Inc. and Shareholder Services, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John Damian,            None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jason Davis,            Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert Dawson,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John Delano,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kendra Delisa,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alessio de Longis,      Formerly Sr. Research Analyst (February 2008 - April 2009) and
Assistant Vice          Intermediate Research Analyst (February 2006 - February 2008)
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Damaris De Los Santos,  Formerly Senior Account Executive (July 2003 - February 2008).
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard Demarco,        None
Assistant Vice
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Craig P. Dinsell,       None
Executive Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Randall C. Dishmon,     None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rebecca K. Dolan,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Steven D. Dombrower,    Senior Vice  President  of OFI  Private  Investments  Inc.;  Vice
Vice President          President of OppenheimerFunds Distributor, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Andrew Donahue          Formerly Manager at OppenheimerFunds, Inc. (2007 - June 2009).
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Sara Donahue,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alicia Dopico,          Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Andrew Doyle,           Formerly First Vice President,  head of Global Wealth  Management
Senior Vice President   Rewards and  Information  Services at Bank of America (March 2006
                        - March 2009).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas Doyle,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Bruce C. Dunbar,        None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert Dunphy,          Formerly  Intermediate Analyst at  OppenheimerFunds,  Inc (August
Assistant Vice          2004 - May 2009).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian Dvorak,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard Edmiston,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Taylor Edwards,         None
Vice President &
Associate Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Venkat Eleswarapu,      None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Peter Ellman,           Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christopher Emanuel,    None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel R. Engstrom,     None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
James Robert Erven,     None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
George R. Evans,        None
Senior Vice President
& Director of
International Equities
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kathy Faber,            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David Falicia,          Assistant  Secretary  (as of  July  2004)  of  HarbourView  Asset
Assistant Vice          Management Corporation.
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rachel Fanopoulos,      Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Matthew Farkas,         None
Vice President and
Assistant Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kristie Feinberg,       Assistant Treasurer of Oppenheimer  Acquisition Corp., Centennial
Vice President and      Asset Management Corp., OFI  Institutional  Asset Management Inc.
Assistant Treasurer     and   OFI   Institutional   Asset   Management;    Treasurer   of
                        OppenheimerFunds   Legacy   Program,   Oppenheimer   Real   Asset
                        Management, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William Ferguson,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Emmanuel Ferreira,      None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ronald H. Fielding,     Vice President of  OppenheimerFunds  Distributor,  Inc.; Director
Senior Vice President;  of ICI Mutual Insurance Company;  Governor of St. John's College;
Chairman of the         Chairman of the Board of  Directors  of  International  Museum of
Rochester Division      Photography at George Eastman House.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Steven Fling,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David Foxhoven,         Assistant  Vice  President of  OppenheimerFunds  Legacy  Program;
Senior Vice President   Vice President of HarbourView Asset Management Corporation.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Colleen M. Franca,      None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dominic Freud,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Hazem Gamal,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Charles Gapay,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Anthony W. Gennaro,     Formerly a sector  manager for media,  internet and telecom and a
Jr.,                    co-portfolio  manager  for  mid-cap  portfolios  with the RS Core
Vice President          Equity Team of RS Investment  Management  Co. LLC (October 2006 -
                        April 2009.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Timothy Gerlach,        None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan C. Gilston,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jacqueline              None
Girvin-Harkins,
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William F. Glavin, Jr., Formerly  Executive Vice President and co-Chief Operating Officer
Chief Executive Officer of MassMutual Financial Group.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jill E. Glazerman,      None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kevin Glenn,            Formerly Tax Manager at  OppenheimerFunds,  Inc. (December 2006 -
Assistant Vice          February 2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Manind Govil,           Formerly portfolio manager with RS Investment Management Co. LLC
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Raquel Granahan,        Senior Vice  President  of OFI  Private  Investments  Inc.;  Vice
Senior Vice President   President   of    OppenheimerFunds    Distributor,    Inc.,   and
                        OppenheimerFunds Legacy Program.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert B. Grill,        None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Marilyn Hall,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kelly Haney,            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jason Harubin,          Formerly an Intermediate Trader at OppenheimerFunds,  Inc (August
Assistant Vice          2005 - August 2007).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Steve Hauenstein,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas B. Hayes,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Bradley Hebert,         Manager at OppenheimerFunds, Inc. (October 2004 - February 2008).
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Heidi Heikenfeld,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Annika Helgerson,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel Herrmann,        Vice President of OFI Private Investments Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Benjamin Hetrick,       Manager at OppenheimerFunds, Inc (May 2006 - December 2007).
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dennis Hess,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph Higgins,         Vice President of OFI Institutional Asset Management, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dorothy F. Hirshman,    None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel Hoelscher,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eivind Holte,           Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Craig Holloway          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lucienne Howell,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian Hourihan,         Assistant  Secretary of Oppenheimer Real Asset Management,  Inc.,
Vice President &        HarbourView  Asset  Management  Corporation,   OFI  Institutional
Deputy General Counsel  Asset Management,  Inc. (since April 2006) and Trinity Investment
                        Management Corporation.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Edward Hrybenko,        Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jason Hubersberger,     None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kevin Andrew            None
                                    Huddleston,
Assistant Vice
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Scott T. Huebl,         Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Douglas Huffman,        None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Margaret Hui,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dana Hunter,            None
Assistant Vice
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John Huttlin,           Senior Vice President  (Director of the  International  Division)
Vice President          (since  January  2004)  of OFI  Institutional  Asset  Management,
                        Inc.;    Director   (since   June   2003)   of   OppenheimerFunds
                        International Distributor Limited.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
James G. Hyland,        None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kelly Bridget Ireland,  None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  and  Assistant   Secretary  of  OppenheimerFunds
Senior Vice President,  Distributor,  Inc.  and  Shareholder  Services,  Inc.;  Assistant
Deputy General Counsel  Secretary   of   Centennial   Asset    Management    Corporation,
& Assistant Secretary   OppenheimerFunds   Legacy  Program  and   Shareholder   Financial
                        Services, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Frank V. Jennings,      None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa Kadehjian,         None
Assistant Vice
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Charles Kandilis,       None
Assistant Vice
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rezo Kanovich,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Amee Kantesaria,        None
Vice President and
Assistant Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas W. Keffer,       Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
James Kennedy,          None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Keogh,          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John Kiernan,           None
Vice President &
Marketing Compliance
Manager
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Audrey Kiszla,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard Knott,          President  and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice          Executive  Vice  President  of  OFI  Private   Investments  Inc.;
President               Executive   Vice   President  &  Director  of  Centennial   Asset
                        Management Corporation.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel Kohn,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Samuel Koren,           Formerly  Managing  Director  of the  Litigation  and  Regulatory
Vice President and      Group at Bear,  Stearns;  Attorney  at  Cleary  Gottlieb  Steen &
Deputy General Counsel  Hamilton.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Martin S. Korn,         None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tatyana Kosheleva,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Kotlartz,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian Kramer,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Magnus Krantz,          Formerly an Analyst at RS Investments (December 2005 - May 2009).
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
S. Arthur Krause,       None.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alexander Kurinets,     None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gloria LaFond,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa Lamentino,         None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tracey Lange,           Vice  President  of  OppenheimerFunds  Distributor,  Inc. and OFI
Vice President          Private Investments Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,     President  of OFI  Institutional  Asset  Management,  Inc.  as of
Senior Vice President   January 2005.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eric Larson,            Formerly  Senior  Equity Trader at RS  Investments  (from October
Vice President          2006 - May 2009).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gayle Leavitt,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christopher M. Leavy,   Senior  Vice  President  of OFI  Private  Investments  Inc.,  OFI
Senior Vice President   Institutional  Asset  Management,  Inc.,  and Trinity  Investment
                        Management Corporation
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Young-Sup Lee,          Formerly a Vice President at Morgan Stanley.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Randy Legg,             None
Vice President &
Associate Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Leskinen,       Formerly Senior Sector Analyst (December 2007 - Feb 2009) and
Vice President          Portfolio Manager (August 2006 - December 2007) at ING
                        Investment Management.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael S. Levine,      None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian Levitt,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Justin Leverenz,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Bill Levey,             Formerly  an attorney  at Seward & Kissel LLP  (September  2005 -
Assistant Vice          April 2009).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gang Li,                None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Shanquan Li,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Julie A. Libby,         Senior Vice President and Chief Operating  Officer of OFI Private
Senior Vice President   Investments Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel Lifshey,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mitchell J. Lindauer,   None
Vice President &
Assistant General
Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Bill Linden,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Malissa B. Lischin,     Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Justin Livengood,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christina Loftus,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Lolli,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel G. Loughran      None
Senior Vice President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Patricia Lovett,        Vice  President  of  Shareholder  Financial  Services,  Inc.  and
Senior Vice President   Senior Vice President of Shareholder Services, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Misha Lozovik,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dongyan Ma,             None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Aaron Magid,            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Matthew Maley,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Daniel Martin,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jerry Mandzij,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Dana Mangnuson,         Formerly a Marketing Manager at OppenheimerFunds, Inc.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William T. Mazzafro,    None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Trudi McCanna,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Neil McCarthy,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Elizabeth McCormack,    Vice  President  and  Assistant  Secretary of  HarbourView  Asset
Vice President          Management Corporation.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph McDonnell,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph McGovern,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William McNamara,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mary McNamee,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Medev,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Krishna Memani,         Formerly  Managing  Director  and Head of the U.S.  and  European
Senior Vice President   Credit  Analyst  Team at  Deutsche  Bank  Securities  (June  2006
                        through January 2009).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jay Mewhirter,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Andrew J. Mika,         None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jan Miller,             None
Assistant Vice
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Scott Miller,           Formerly Assistant Vice President at AXA Distributors,  LLC (July
Vice President          2005 - February 2008).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rejeev Mohammed,        None
Assistant Vice
                                    President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David Moore,            Formerly  Vice  President  at RNK Capital  (June 2004 - September
Vice President          2008).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Sarah Morrison,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jill Mulcahy,           None
Vice President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John V. Murphy,         Chief  Executive  Officer of  OppenheimerFunds,  Inc.  (from June
Chairman & Director     2001 until December 2008);  President and Management  Director of
                        Oppenheimer   Acquisition   Corp.;   President  and  Director  of
                        Oppenheimer Real Asset  Management,  Inc.;  Chairman and Director
                        of  Shareholder   Services,   Inc.  and   Shareholder   Financial
                        Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                        OFI Institutional  Asset  Management,  Inc.,  Trinity  Investment
                        Management   Corporation,    Tremont   Group   Holdings,    Inc.,
                        HarbourView   Asset   Management   Corporation  and  OFI  Private
                        Investments  Inc.;  Executive  Vice  President  of  Massachusetts
                        Mutual  Life  Insurance  Company;  Director  of  DLB  Acquisition
                        Corporation;  a  member  of the  Investment  Company  Institute's
                        Board of Governors.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Suzanne Murphy,         Vice President of OFI Private Investments Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas J. Murray,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christina Nasta,        Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Paul Newman,            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William Norman,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
James B. O'Connell,     None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Matthew O'Donnell,      None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa Ogren,             Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tony Oh,                None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John J. Okray,          None
Vice President &
Assistant Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kristina Olson,         None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lerae A. Palumbo,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Pellegrino,    None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert H. Pemble,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lori L. Penna,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian Petersen,         Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Marmeline Petion-Midy,  None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David Pfeffer,          Treasurer  of   Oppenheimer   Acquisition   Corp.;   Senior  Vice
Senior Vice President,  President  of  HarbourView  Asset  Management  Corporation  since
Chief Financial         February 2004.
Officer & Treasurer
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
James F. Phillips,      None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gary Pilc,              None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jeaneen Pisarra,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christine Polak,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Sergei Polevikov,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jeffrey Portnoy,        None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David Preuss,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ellen Puckett,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jodi Pullman,           Formerly Product Manager at OppenheimerFunds,  Inc. (January 2007
Assistant Vice          - February 2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Paul Quarles,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael E. Quinn,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Julie S. Radtke,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Benjamin Ram,           Formerly a sector  manager at RS  Investment  Management  Co. LLC
Vice President          (October   2006-May   2009)  and   Portfolio   Manager   Mid  Cap
                        Strategies,  Sector  Manager  Financials  at  The  Guardian  Life
                        Insurance Company of America (January 2006 - October 2006).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Norma J. Rapini,        None
Assistant Vice
President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jill Reiter,            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jason Reuter,           Formerly  Manager  at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice          February 2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eric Rhodes,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Maria Ribeiro De        None
Castro,
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Grace Roberts,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David Robertson,        Senior Vice  President  of  OppenheimerFunds  Distributor,  Inc.;
Senior Vice President   President   and   Director   of   Centennial   Asset   Management
                        Corporation.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert Robis,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Antoinette Rodriguez,   None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lucille Rodriguez,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Stacey Roode,           None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jeffrey S. Rosen,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard Royce,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Erica Rualo,            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Adrienne Ruffle,        Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President &
Associate Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kim Russomanno,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gerald Rutledge,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Julie Anne Ryan,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Timothy Ryan,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Matthew Torpey,         None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rohit Sah,              None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gary Salerno,           Formerly (as of May 2007) Separate  Account  Business  Liaison at
Assistant Vice          OppenheimerFunds, Inc.
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Valerie Sanders,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Carlos Santiago         Formerly   Legal    Disclosure    and   Paralegal    Manager   at
Assistant Vice          OppenheimerFunds, Inc.
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kurt Savallo,           Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mary Beth Schellhorn,   None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,    None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kathleen Schmitz,       Assistant  Vice  President  of   HarbourView   Asset   Management
Assistant Vice          Corporation.     Formerly    Fund    Accounting     Manager    at
President               OppenheimerFunds, Inc. (November 2004 - February 2008).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Patrick Schneider,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jeffrey Schwartz,       Formerly  Manager in Fund  Operations at  OppenheimerFunds,  Inc.
Assistant Secretary     (Sept 2006 - May 2009).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Scott A. Schwegel,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Allan P. Sedmak,        None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Matthew Severski,       Formerly Lead IS Engineer at OppenheimerFunds,  Inc. (August 2006
Assistant Vice          - May 2009).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jennifer L. Sexton,     Senior Vice President of OFI Private Investments Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Asutosh Shah,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kamal Shah,             None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Navin Sharma,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Tammy Sheffer,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William Sheppard,       Formerly an Investment Analyst (October 2004 - March 2008).
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mary Dugan Sheridan,    None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nicholas Sherwood,      Formerly  Manager  at  OppenheimerFunds,  Inc.  (February  2006 -
Assistant Vice          February 2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joel Simon,             Formerly  Assistant  Vice  President  at  OppenheimerFunds,  Inc.
Vice President          (1999-2009).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David C. Sitgreaves,    None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Skatrud,        Formerly  (as of March  2007)  Corporate  Bond  Analyst at Putnam
Assistant Vice          Investments.
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kevin Smith,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jan Smith,              Formerly Manager at OppenheimerFunds Inc. (May 2005 - June 2009).
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Paul Snogren            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Louis Sortino,          None
Vice President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Astrid Yee-Sobraques,   Formerly a manager at GE  Corporate  (September  2005 - September
Vice President          2008).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Keith J. Spencer,       None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Marco Antonio Spinar,   None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alice Stein,            Director  and  Vice  President  at  Morgan   Stanley   Investment
Vice President &        Management from (2004 - 2008).
Assistant Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brett Stein,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard A. Stein,       None
Vice President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur P. Steinmetz,    Senior   Vice   President   of   HarbourView   Asset   Management
Senior Vice President   Corporation;   Vice   President   of  OFI   Institutional   Asset
                        Management, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jennifer Stevens,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Benjamin Stewart,       None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Peter Strzalkowski,     Vice President of HarbourView  Asset  Management,  Inc.  Formerly
Vice President          (as of August 2007).  Founder/Managing  Partner at Vector Capital
                        Management.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Agata Strzelichowski,   Formerly an associate at Goldman,  Sachs & Co.  (December  2005 -
Assistant Vice          July 2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Amy Sullivan,           Formerly  Assistant  Vice  President  at  OppenheimerFunds,  Inc.
Assistant Vice          (January 2006-March 2008).
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael Sussman,        Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian C. Szilagyi,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Vincent Toner,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Melinda Trujillo,       None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Leonid Tsvayg,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Keith Tucker,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Angela Uttaro,          None
Assistant Vice
President: Rochester
Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mark S. Vandehey,       Vice President and Chief Compliance  Officer of  OppenheimerFunds
Senior Vice President   Distributor,  Inc.,  Centennial Asset Management  Corporation and
& Chief Compliance      Shareholder   Services,   Inc.;  Chief   Compliance   Officer  of
Officer                 HarbourView Asset Management Corporation,  Oppenheimer Real Asset
                        Management,  Inc., Shareholder Financial Services,  Inc., Trinity
                        Investment  Management   Corporation,   OppenheimerFunds   Legacy
                        Program,  OFI Private  Investments Inc. and OFI Trust Company and
                        OFI Institutional Asset Management, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Maureen Van Norstrand,  None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy Vann,             None
Vice President &
Associate Counsel
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Raman Vardharaj,        Formerly a sector  manager and a senior  quantitative  analyst at
Vice President          RS Investment Management Co. LLC (October 2006 - May 2009).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Rene Vecka,             None
Assistant Vice
President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Elaine Villas-Obusan,   None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ryan Virag,             None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jake Vogelaar,          None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Phillip F. Vottiero,    None
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mark Wachter,           Formerly  Manager  at   OppenheimerFunds,   Inc.  (March  2005  -
Vice President          February 2008).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa Walsh,             None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Darren Walsh,           President and Director of Shareholder  Financial  Services,  Inc.
Executive Vice          and Shareholder Services, Inc.
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard Walsh,          Vice President of OFI Private Investments.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas Waters,          Vice President of OFI Institutional Asset Management, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Margaret Weaver,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Jerry A. Webman,        Senior   Vice   President   of   HarbourView   Asset   Management
Senior Vice President   Corporation.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christopher D. Weiler,  None
Vice President:
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Melissa Weiss,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christine Wells,        None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph J. Welsh,        Vice President of HarbourView Asset Management Corporation.
Senior Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Adam Wilde,             None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Troy Willis,            None
Assistant Vice
President,
Rochester Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mitchell Williams,      None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Julie Wimer,            None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Donna M. Winn,          President,  Chief  Executive  Officer & Director  of OFI  Private
Senior Vice President   Investments  Inc.;   Director  &  President  of  OppenheimerFunds
                        Legacy  Program;   Senior  Vice  President  of   OppenheimerFunds
                        Distributor, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian W. Wixted,        Treasurer   of   HarbourView   Asset   Management    Corporation;
Senior Vice President   OppenheimerFunds   International  Ltd.,  Oppenheimer  Real  Asset
                        Management,   Inc.,   Shareholder  Services,   Inc.,  Shareholder
                        Financial  Services,  Inc.,  OFI Private  Investments  Inc.,  OFI
                        Institutional Asset Management,  Inc.,  OppenheimerFunds  plc and
                        OppenheimerFunds  Legacy  Program;  Treasurer and Chief Financial
                        Officer of OFI Trust Company;  Assistant Treasurer of Oppenheimer
                        Acquisition Corp.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Carol E. Wolf,          Senior   Vice   President   of   HarbourView   Asset   Management
Senior Vice President   Corporation and of Centennial Asset Management Corporation;  Vice
                        President of OFI Institutional  Asset Management,  Inc; serves on the Board of the Colorado Ballet.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Meredith Wolff,         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Oliver Wolff,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Caleb C. Wong,          None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Edward C. Yoensky,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Geoff Youell,           None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lucy Zachman,           None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert G. Zack,         General  Counsel  of  Centennial  Asset  Management  Corporation;
Executive Vice          General  Counsel and  Director of  OppenheimerFunds  Distributor,
                        Inc.;  SeniorrViceenPresident and General  Counsel of HarbourView
                        Asset  Management   Corporation  and  OFI   Institutional   Asset
General Counsel         Management,  Inc.;  Senior Vice  President,  General  Counsel and
                        Director of Shareholder  Financial  Services,  Inc.,  Shareholder
                        Services,  Inc.,  OFI Private  Investments  Inc.;  Executive Vice
                        President,  General  Counsel and  Director of OFI Trust  Company;
                        Director   and    Assistant    Secretary   of    OppenheimerFunds
                        International  Limited;  Vice  President,  Secretary  and General
                        Counsel of Oppenheimer  Acquisition Corp.; Director and Assistant
                        Secretary of OppenheimerFunds  International Distributor Limited;
                        Vice  President  of   OppenheimerFunds   Legacy   Program;   Vice
                        President and Director of Oppenheimer  Partnership Holdings Inc.;
                        Director of OFI Institutional Asset Management, Ltd.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Anna Zatulovskaya,      None
Assistant Vice
President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Sara Zervos,            None
Vice President
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.     Formerly  Managing  Director  and Small Cap Growth Team Leader at
Vice President          Merrill Lynch.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Matthew Ziehl,          Formerly a portfolio  manager with RS Investment  Management  Co.
Vice President          LLC (from October 2006 - May 2009)
------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial Government Trust
Centennial Money Market Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
   Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
      Active Allocation Fund
      Equity Investor Fund
      Conservative Investor Fund
   Moderate Investor Fund
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
      Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
      Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
      Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest Opportunity Value Fund
   Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Double Tax-Free Municipals
Oppenheimer Rochester General Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
   Oppenheimer Balanced Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Core Bond Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer MidCap Fund/VA
   Oppenheimer Money Fund/VA
   Oppenheimer Strategic Bond Fund/VA
   Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (3 series):
   Growth Portfolio
   Oppenheimer International Growth Fund/VA
   Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,  Centennial  Asset  Management
Corporation,  and  OppenheimerFunds  Legacy  Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer Acquisition Corp., OFI
Private   Investments   Inc.,  OFI  Institutional   Asset   Management,   Inc.
Oppenheimer  Real Asset  Management,  Inc. and OFI Trust  Company is Two World
Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  New  York
10281-1008.

The address of  OppenheimerFunds  International Ltd. is 70 Sir John Rogerson's
Quay, Dublin 2, Ireland.

The address of OFI  Institutional  Asset  Management,  Ltd., is One Silk Road,
London, England EC27 8HQ.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The  address of  OppenheimerFunds  International  Distributor  Limited is 13th
Floor, Printing House, 6 Duddell Street, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President and       None
                                 Treasurer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)             Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher Bergeron             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rick Bettridge                   Vice President           None
11504 Flowering Plum Lane
Highland,  UT  84003
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Bracchi                    Vice President           None
1124 Hampton Dr.
Allen, TX.
75013
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joshua Broad(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ross Burkstaller                 Vice President           None
211 Tulane Drive SE
Albuquerque, NM 87106
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Caruso                    Vice President           None
15 Deforest Road
Wilton, CT 06897
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Camarella(3)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donelle Chisolm(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chronofsky                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent Colwell(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Daley                    Vice President           None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                   Vice President           None
14431 SE 61st Street
Bellevue, WA 98006
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Demitry(3)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Dunphy(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Beth Arthur Du Toit(1)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                   Vice President           None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                 Vice President           None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kristie Feinberg(2)              Assistant Treasurer      None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Fereday                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Marcus Franz(3)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jerry Fraustro(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Friebel                  Vice President           None
2919 St. Albans Forest Circle
Glencoe, MO 63038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alyson Frost(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charlotte Gardner(1)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Goldberg(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Grill(2)                  Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunter                  Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Henry(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Hoelscher(1)            Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Hyland(2)                Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Hylind(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Senior Vice President    None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse Jurman                     Vice President           None
5486 NW 42 Ave
Boca Raton, FL 33496
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Keffer(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kiley(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 President and Director   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Laudadio                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jesse Levitt(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Libby(2)                   Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Loftus(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael McDonald                 Vice President           None
11749 S Cormorant Circle
Parker, CO 80134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Senior Vice President    None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Meerman                  Vice President           None
4939 Stonehaven Drive
Columbus, OH 43220
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Mugno(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Mulcahy(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janet Oleary(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher Nicholson(2)         Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chad Noel                        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maria Paster(2)                  Assistant Vice           None
                                 President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Pawluk(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Perry                      Vice President           None
3900 Fairfax Drive Apt 813
Arlington, VA 22203
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Aaron Pisani(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rachel Powers(1)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Pretzel(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dustin Raring                    Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ramsey Rayan(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(4)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry Read(2)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Rock                     Vice President           None
9016 Stourbridge Drive
Huntersville, NC 28078
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stacy Roode(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryant Smith                     Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer           Vice President           None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                 Vice President           None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Staples                  Vice President           None
4255 Jefferson St Apt 328
Kansas City, MO 64111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Sussi(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Troy Testa                       Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermette(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janeanne Weickum(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Wood(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

 (c)  Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of August, 2009.

                    OPPENHEIMER BARING SMA INTERNATIONAL FUND

                     By: John V. Murphy*
                         John V. Murphy, President
                         Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

Brian F. Wruble*              Chairman of the               August 31, 2009
Brian F. Wruble               Board of Trustees

John V. Murphy*               President, Principal          August 31, 2009
John V. Murphy                Executive Officer and Trustee

Brian W. Wixted*              Treasurer, Principal          August 31, 2009
Brian W. Wixted               Financial & Accounting Officer

David K. Downes*              Trustee                       August 31, 2009
David K. Downes

Matthew P. Fink*              Trustee                       August 31, 2009
Matthew P.Fink

Phillip A. Griffiths*         Trustee                       August 31, 2009
Phillip A. Griffiths

Mary F. Miller*               Trustee                       August 31, 2009
Mary F. Miller

Joel W. Motley*               Trustee                       August 31, 2009
Joel W. Motley

Russell S. Reynolds, Jr.*     Trustee                       August 31, 2009
Russell S. Reynolds, Jr.

Mary Ann Tynan, *             Trustee                       August 31, 2009
Mary Ann Tynan

Joseph M. Wikler*             Trustee                       August 31, 2009
Joseph M. Wikler

Peter I. Wold*                Trustee                       August 31, 2009
Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                  OPPENHEIMER BARING SMA INTERNATIONAL FUND

                        Post-Effective Amendment No. 2

                    Registration Statement No. 333-135524

                                EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's Consent